                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

--------------------------------------------------------------------------------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

--------------------------------------------------------------------------------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

  1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

  2.  TRS is, as of the date hereof, the Servicer under the Agreement.

  3.  The undersigned is a Servicing Officer.

  4. This Certificate relates to the Distribution Date occurring on September 15, 2006 and covers activity from July 27, 2006 through August 25, 2006.

  5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

  6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of September 2006.


                                AMERICAN EXPRESS TRAVEL RELATED
                                SERVICES COMPANY, INC., as Servicer

                                By: /s/ Stephen J. Bakonyi
                                   --------------------------------
                                Name:  Stephen J. Bakonyi
                                Title: Vice President
                                       ABS Operations

I.  Monthly Period Trust Activity

A.  Trust Activity                                                        Trust Totals

Record Date                                                            August 31, 2006
Number of days in period                                                            30
Beginning Number of Accounts                                                19,718,975
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period                  26,370,576,457.29
    a. Addition of Principal Receivables                                          0.00
    b. Removal of Principal Receivables                                           0.00
Special Funding Account Balance                                                   0.00
Beginning Total Principal Balance                                    26,370,576,457.29
Finance Charge Collections (excluding Recoveries)                       493,163,279.51
Recoveries                                                               20,587,275.77
Total Collections of Finance Charge Receivables                         513,750,555.28
Total Collections of Principal Receivables                            6,820,861,526.02
Monthly Payment Rate                                                          25.8654%
Defaulted amount                                                         69,842,510.82
Annualized Default Rate                                                        3.2385%
Trust Portfolio Yield                                                         20.4807%
New Principal Receivables                                             6,759,014,755.59
Ending Number of Accounts                                                   19,705,504
Ending Principal Receivables Balance                                 26,238,887,176.04
Ending Required Minimum Principal Balance                            21,581,900,000.00
Ending Transferor Amount                                              6,068,887,176.04
Ending Special Funding Account Balance                                            0.00
Ending Total Principal Balance                                       26,238,887,176.04

B.  Series Allocations


                                               Principal        Series                         Series
                                Adjusted        Funding        Required        Series         Allocable         Series
                                Invested        Account       Transferor     Allocation    Finance Charge      Allocable
           Invested Amount       Amount         Balance         Amount       Percentage      Collections      Recoveries
           ----------------    --------------  -----------   ---------------   ----------    --------------  --------------
Group 1
2004-3       600,000,000.00     600,000,000.00     0.00       42,000,000.00       2.97%     15,282,614.44      612,412.76
2006-2       500,000,000.00     500,000,000.00     0.00       35,000,000.00       2.48%     12,735,512.03      510,343.97

Group 1 Total                 1,100,000,000.00     0.00       77,000,000.00       5.45%     28,018,126.47    1,122,756.73
Group 2
2001-5       500,000,000.00     500,000,000.00     0.00       35,000,000.00       2.48%     12,735,512.03      510,343.97
2002-1       920,000,000.00     920,000,000.00     0.00       64,400,000.00       4.56%     23,433,342.13      939,032.91
2002-2       940,000,000.00     940,000,000.00     0.00       65,800,000.00       4.66%     23,942,762.62      959,446.66
2002-3       920,000,000.00     920,000,000.00     0.00       64,400,000.00       4.56%     23,433,342.13      939,032.91
2002-5       600,000,000.00     600,000,000.00     0.00       42,000,000.00       2.97%     15,282,614.44      612,412.76
2002-6       720,000,000.00     720,000,000.00     0.00       50,400,000.00       3.57%     18,339,137.32      734,895.32
2003-1       920,000,000.00     920,000,000.00     0.00       64,400,000.00       4.56%     23,433,342.13      939,032.91
2003-2     1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00       5.45%     28,018,126.47    1,122,756.74
2003-3       750,000,000.00     750,000,000.00     0.00       52,500,000.00       3.72%     19,103,268.04      765,515.96
2004-1       800,000,000.00     800,000,000.00     0.00       56,000,000.00       3.97%     20,376,819.25      816,550.35
2004-2       400,000,000.00     400,000,000.00     0.00       28,000,000.00       1.98%     10,188,409.62      408,275.18
2004-4     1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00       5.45%     28,018,126.47    1,122,756.74
2004-5     1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00       4.96%     25,471,024.06    1,020,687.94
2005-1       600,000,000.00     600,000,000.00     0.00       42,000,000.00       2.97%     15,282,614.44      612,412.76
2005-2       600,000,000.00     600,000,000.00     0.00       42,000,000.00       2.97%     15,282,614.44      612,412.76
2005-3       700,000,000.00     700,000,000.00     0.00       49,000,000.00       3.47%     17,829,716.84      714,481.56
2005-4       500,000,000.00     500,000,000.00     0.00       35,000,000.00       2.48%     12,735,512.03      510,343.97
2005-5     1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00       5.45%     28,018,126.47    1,122,756.74
2005-6       700,000,000.00     700,000,000.00     0.00       49,000,000.00       3.47%     17,829,716.84      714,481.56
2005-7       700,000,000.00     700,000,000.00     0.00       49,000,000.00       3.47%     17,829,716.84      714,481.56
2005-8       500,000,000.00     500,000,000.00     0.00       35,000,000.00       2.48%     12,735,512.03      510,343.97
2006-1     1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00       4.96%     25,471,024.06    1,020,687.94
2006-3       600,000,000.00     600,000,000.00     0.00       42,000,000.00       2.97%     15,282,614.44      612,412.76
2006-A       700,000,000.00     700,000,000.00     0.00       49,000,000.00       3.47%     17,829,716.84      714,481.56
2006-B       700,000,000.00     700,000,000.00     0.00       49,000,000.00       3.47%     17,829,716.84      714,481.56

Group 2 Total                19,070,000,000.00     0.00    1,334,900,000.00      94.55%    485,732,428.82   19,464,519.05

Trust Total                  20,170,000,000.00     0.00    1,411,900,000.00     100.00%    513,750,555.29   20,587,275.78

                      Series            Series
                     Allocable         Allocable
                     Principal         Defaulted
                    Collections         Amount
                  ----------------   ------------
Group 1
2004-3             202,901,185.70    2,077,615.59
2006-2             169,084,321.42    1,731,346.33

Group 1 Total      371,985,507.12    3,808,961.92
Group 2
2001-5             169,084,321.42    1,731,346.33
2002-1             311,115,151.41    3,185,677.24
2002-2             317,878,524.27    3,254,931.09
2002-3             311,115,151.41    3,185,677.24
2002-5             202,901,185.70    2,077,615.59
2002-6             243,481,422.84    2,493,138.71
2003-1             311,115,151.41    3,185,677.24
2003-2             371,985,507.12    3,808,961.92
2003-3             253,626,482.13    2,597,019.49
2004-1             270,534,914.27    2,770,154.12
2004-2             135,267,457.13    1,385,077.06
2004-4             371,985,507.12    3,808,961.92
2004-5             338,168,642.84    3,462,692.65
2005-1             202,901,185.70    2,077,615.59
2005-2             202,901,185.70    2,077,615.59
2005-3             236,718,049.99    2,423,884.86
2005-4             169,084,321.42    1,731,346.33
2005-5             371,985,507.12    3,808,961.92
2005-6             236,718,049.99    2,423,884.86
2005-7             236,718,049.99    2,423,884.86
2005-8             169,084,321.42    1,731,346.33
2006-1             338,168,642.84    3,462,692.65
2006-3             202,901,185.70    2,077,615.59
2006-A             236,718,049.99    2,423,884.86
2006-B             236,718,049.99    2,423,884.86

Group 2 Total    6,448,876,018.92   66,033,548.90

Trust Total      6,820,861,526.04   69,842,510.82

C.  Group Allocations

                                          Investor
                                           Finance        Investor        Investor        Investor      Investor
                                           Charge          Monthly         Default         Monthly     Additional
                      Invested Amount    Collections      Interest         Amount           Fees         Amounts       Total
   Group 1
   2004-3              600,000,000.00   11,689,176.90    2,245,733.33    1,589,100.89    1,000,000.00        0.00    4,834,834.22
   2006-2              500,000,000.00    9,740,980.75    2,242,500.00    1,324,250.74      833,333.33        0.00    4,400,084.07

   Group 1 Total     1,100,000,000.00   21,430,157.65    4,488,233.33    2,913,351.63    1,833,333.33        0.00    9,234,918.29

   Group 2
   2001-5              500,000,000.00    9,740,980.75    2,394,750.00    1,324,250.74      833,333.34        0.00    4,552,334.08
   2002-1              920,000,000.00   17,923,404.58    4,357,420.28    2,436,621.36    1,533,333.34        0.00    8,327,374.98
   2002-2              940,000,000.00   18,313,043.81    4,451,499.26    2,489,591.39    1,566,666.66        0.00    8,507,757.31
   2002-3              920,000,000.00   17,923,404.58    4,356,152.72    2,436,621.36    1,533,333.34        0.00    8,326,107.42
   2002-5              600,000,000.00   11,689,176.90    2,869,437.50    1,589,100.89    1,000,000.00        0.00    5,458,538.39
   2002-6              720,000,000.00   14,027,012.28    3,427,980.00    1,906,921.07    1,200,000.00        0.00    6,534,901.07
   2003-1              920,000,000.00   17,923,404.58    4,357,420.28    2,436,621.36    1,533,333.34        0.00    8,327,374.98
   2003-2            1,100,000,000.00   21,430,157.65    5,207,685.69    2,913,351.63    1,833,333.34        0.00    9,954,370.66
   2003-3              750,000,000.00   14,611,471.12    3,549,661.46    1,986,376.11    1,250,000.00        0.00    6,786,037.57
   2004-1              800,000,000.00   15,585,569.20    3,764,812.22    2,118,801.18    1,333,333.33        0.00    7,216,946.73
   2004-2              400,000,000.00    7,792,784.60    1,915,111.11    1,059,400.59      666,666.67        0.00    3,641,178.37
   2004-4            1,100,000,000.00   21,430,157.65    5,179,837.36    2,913,351.63    1,833,333.33        0.00    9,926,522.32
   2004-5            1,000,000,000.00   19,481,961.50    4,706,230.56    2,648,501.48    1,666,666.67        0.00    9,021,398.71
   2005-1              600,000,000.00   11,689,176.90    2,786,770.83    1,589,100.89    1,000,000.00        0.00    5,375,871.72
   2005-2              600,000,000.00   11,689,176.90    2,830,610.00    1,589,100.89    1,000,000.00        0.00    5,419,710.89
   2005-3              700,000,000.00   13,637,373.05    3,232,697.22    1,853,951.04    1,166,666.67        0.00    6,253,314.93
   2005-4              500,000,000.00    9,740,980.75    2,344,375.00    1,324,250.74      833,333.33        0.00    4,501,959.07
   2005-5            1,100,000,000.00   21,430,157.65    5,120,399.16    2,913,351.63    1,833,333.33        0.00    9,867,084.12
   2005-6              700,000,000.00   13,637,373.05    3,232,697.22    1,853,951.04    1,166,666.67        0.00    6,253,314.93
   2005-7              700,000,000.00   13,637,373.05    3,282,486.67    1,853,951.04    1,166,666.67        0.00    6,303,104.38
   2005-8              500,000,000.00    9,740,980.75    2,323,923.61    1,324,250.74      833,333.33        0.00    4,481,507.68
   2006-1            1,000,000,000.00   19,481,961.50    4,642,034.72    2,648,501.48    1,666,666.67        0.00    8,957,202.87
   2006-3              600,000,000.00   11,689,176.90    2,780,131.67    1,589,100.89    1,000,000.00        0.00    5,369,232.56
   2006-A              700,000,000.00   13,637,373.05    3,225,222.77    1,853,951.04    1,166,666.67        0.00    6,245,840.48
   2006-B              700,000,000.00   13,637,373.05    3,255,452.09    1,853,951.04    1,166,666.67        0.00    6,276,069.80

   Group 2 Total    19,070,000,000.00  371,521,005.80   89,594,799.40   50,506,923.25   31,783,333.37        0.00  171,885,056.02

                        Reallocated
                         Investor            Investment
                          Finance             Funding
                           Charge             Account
                        Collections          Proceeds    Available Excess
                        ------------         ---------   ---------------
   Group 1
   2004-3                11,486,782.96           0.00     6,651,948.74
   2006-2                 9,943,374.69           0.00     5,543,290.62

   Group 1 Total         21,430,157.65           0.00    12,195,239.36

   Group 2
   2001-5                 9,786,627.47           0.00     5,234,293.39
   2002-1                17,958,474.81           0.00     9,631,099.83
   2002-2                18,348,228.88           0.00     9,840,471.57
   2002-3                17,957,207.25           0.00     9,631,099.83
   2002-5                11,739,690.45           0.00     6,281,152.06
   2002-6                14,072,283.55           0.00     7,537,382.48
   2003-1                17,958,474.81           0.00     9,631,099.83
   2003-2                21,469,816.11           0.00    11,515,445.45
   2003-3                14,637,477.65           0.00     7,851,440.08
   2004-1                15,591,816.15           0.00     8,374,869.42
   2004-2                 7,828,613.08           0.00     4,187,434.71
   2004-4                21,441,967.77           0.00    11,515,445.45
   2004-5                19,489,985.48           0.00    10,468,586.77
   2005-1                11,657,023.78           0.00     6,281,152.06
   2005-2                11,700,862.95           0.00     6,281,152.06
   2005-3                13,581,325.67           0.00     7,328,010.74
   2005-4                 9,736,252.46           0.00     5,234,293.39
   2005-5                21,382,529.57           0.00    11,515,445.45
   2005-6                13,581,325.67           0.00     7,328,010.74
   2005-7                13,631,115.12           0.00     7,328,010.74
   2005-8                 9,715,801.07           0.00     5,234,293.39
   2006-1                19,425,789.64           0.00    10,468,586.77
   2006-3                11,650,384.62           0.00     6,281,152.06
   2006-A                13,573,851.22           0.00     7,328,010.74
   2006-B                13,604,080.54           0.00     7,328,010.74

   Group 2 Total        371,521,005.77           0.00   199,635,949.75

                     Group Investor Finance Charge                      Reallocable Investor Finance
                              Collections            Group Expenses         Charge Collections
                     -----------------------------   --------------      ----------------------------
   Group 1                   21,430,157.65             9,234,918.29            12,195,239.36
   Group 2                  371,521,005.80            171,885,056.02           199,635,949.75

  D. Trust Performance

  Delinquencies:

  31-60 Days Delinquent:                         261,585,459
  61-90 Days Delinquent:                         138,170,921
  90+ Days Delinquent:                           233,734,354
  Total 30+ Days Delinquent:                     633,490,734

Series 2001-5 Certificates
                                                                         Total Investor
                                                   Series Allocations      Interest      Transferors Interest
                                                   ------------------    --------------  --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 653,707,894.33     500,000,000.00       153,707,894.33
Beginning Adjusted Invested Amount                               N/A     500,000,000.00                  N/A
Floating Allocation Percentage                                   N/A           76.4868%             23.5132%
Principal Allocation Percentage                                  N/A           76.4868%             23.5132%
Collections of Finance Chg. Receivables                12,735,512.03       9,740,980.75         2,994,531.28
Collections of Principal Receivables                  169,084,321.42     129,327,122.16        39,757,199.26
Defaulted Amount                                        1,731,346.33       1,324,250.74           407,095.59

Ending Invested / Transferor Amounts                  650,443,410.41     500,000,000.00       150,443,410.41

B. Monthly Period Funding Requirements                       Class A            Class B  Collateral Interest                Total

Principal Funding Account                                       0.00               0.00                 0.00                 0.00
Investment Proceeds for Monthly Period                          0.00               0.00                 0.00                 0.00
Reserve Account Opening Balance                                 0.00               0.00                 0.00                 0.00
Reserve Account Deposit                                         0.00               0.00                 0.00                 0.00
Reserve Draw Amount                                             0.00               0.00                 0.00                 0.00
Reserve Account Surplus                                         0.00               0.00                 0.00                 0.00
Reserve Account Closing Balance                                 0.00               0.00                 0.00                 0.00

LIBOR Determination Date                             August 11, 2006    August 11, 2006      August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.5100%            5.7800%              5.8300%

Monthly Interest Due                                    1,957,197.92         199,088.89           238,463.19         2,394,750.00
Outstanding Monthly Interest Due                                0.00               0.00                 0.00                 0.00
Additional Interest Due                                         0.00               0.00                 0.00                 0.00
Total Interest Due                                      1,957,197.92         199,088.89           238,463.19         2,394,750.00
Investor Default Amount                                 1,092,506.86         105,940.06           125,803.82         1,324,250.74
Investor Monthly Fees Due                                 687,500.00          66,666.67            79,166.67           833,333.34
Investor Additional Amounts Due                                 0.00               0.00                 0.00                 0.00
Total Due                                               3,737,204.78         371,695.62           443,433.68         4,552,334.08

Reallocated Investor Finance Charge Collections                                                                      9,786,627.47
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          20.5918%
Base Rate                                                                                                                 7.6016%
Excess Spread Percentage                                                                                                 12.5623%

C. Certificates - Balances and Distributions                 Class A            Class B  Collateral Interest                Total
Beginning Certificates Balance                        412,500,000.00      40,000,000.00        47,500,000.00       500,000,000.00
Interest Distributions                                  1,957,197.92         199,088.89           238,463.19         2,394,750.00
Principal Deposits - Prin. Funding Account                      0.00               0.00                 0.00                 0.00
Principal Distributions                                         0.00               0.00                 0.00                 0.00
Total Distributions                                     1,957,197.92         199,088.89           238,463.19         2,394,750.00
Ending Certificates Balance                           412,500,000.00      40,000,000.00        47,500,000.00       500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                                  $4.74

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                               $4.74

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                                  $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                       $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                      $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                      $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                                  $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                      $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                             $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                              $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                              $4.98

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                               $4.98

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                   $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                            $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                      $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                                $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                      $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                   $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                                  $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                              $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                             $238,463.19

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                            $238,463.19

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                               $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                            $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                          $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                   $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                                   $8,073,967.66

         a.  Class A Monthly Interest:                                                                              $1,957,197.92
         b.  Class A Outstanding Monthly Interest:                                                                          $0.00
         c.  Class A Additional Interest:                                                                                   $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                          $1,092,506.86
         e.  Excess Spread:                                                                                         $5,024,262.88

    2.   Class B Available Funds:                                                                                     $782,930.20

         a.  Class B Monthly Interest:                                                                                $199,088.89
         b.  Class B Outstanding Monthly Interest:                                                                          $0.00
         c.  Class B Additional Interest:                                                                                   $0.00
         d.  Excess Spread:                                                                                           $583,841.31

    3.   Collateral Available Funds:                                                                                  $929,729.61

         a.  Excess Spread:                                                                                           $929,729.61

    4.   Total Excess Spread:                                                                                       $6,537,833.80

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                                76.4868%

    2.   Series 2001-5 Allocable Principal
         Collections:                                                                                             $169,084,321.42

    3.   Principal Allocation Percentage of
         Series 2001-5 Allocable Principal
         Collections:                                                                                             $129,327,122.16

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                              $0.00

    5.   Item 3 minus item 4:                                                                                     $129,327,122.16

    6.   Shared Principal Collections from other
         Series allocated to Series 2001-5:                                                                                 $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                               $1,324,250.74

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                                  $130,651,372.90

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                               $47,500,000.00

    2.   Required Collateral Invested Amount:                                                                      $47,500,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                          $0.00

    4.   Treated as Shared Principal Collections:                                                                 $130,651,372.90

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                         $0.00

    2.   Excess of Collateral Invested Amount                                                                               $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                            $0.00

    4.   Treated as Shared Principal Collections:                                                                           $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2001-5.

    1.   Excess Spread:                                                                                             $6,537,833.80
    2.   Excess Finance Charge Collections:                                                                                 $0.00
    3.   Applied to fund Class A Required Amount:                                                                           $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                                $0.00
    5.   Applied to fund Class B overdue Interest:                                                                          $0.00
    6.   Applied to fund Class B Required Amount:                                                                     $105,940.06
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                        $0.00
    8.   Applied to Collateral Monthly Interest:                                                                      $238,463.19
    9.   Applied to unpaid Monthly Servicing Fee:                                                                     $833,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                             $125,803.82
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                        $0.00
    12.  Deposited to Reserve Account:                                                                                      $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                        $0.00
    14.  Balance:                                                                                                   $5,234,293.39


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                      7.6016%
         b.  Prior Monthly Period:                                                                                        7.7762%
         c.  Second Prior Monthly Period:                                                                                 7.4072%

    2.   Three Month Average Base Rate:                                                                                   7.5950%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                     20.5918%
         b.  Prior Monthly Period:                                                                                       19.8556%
         c.  Second Prior Monthly Period:                                                                                19.2773%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                            19.9082%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                       Yes

Series 2002-1 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest      Transferors Interest
                                                  ------------------   ---------------   --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,202,822,525.57    920,000,000.00         282,822,525.57
Beginning Adjusted Invested Amount                               N/A    920,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                23,433,342.13     17,923,404.58           5,509,937.55
Collections of Principal Receivables                  311,115,151.41    237,961,904.78          73,153,246.63
Defaulted Amount                                        3,185,677.24      2,436,621.36             749,055.88

Ending Invested / Transferor Amounts                1,196,815,875.16    920,000,000.00         276,815,875.16

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4400%           5.7300%                5.8300%

Monthly Interest Due                                    3,555,493.33        363,154.67             438,772.28         4,357,420.28
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      3,555,493.33        363,154.67             438,772.28         4,357,420.28
Investor Default Amount                                 2,010,212.62        194,929.71             231,479.03         2,436,621.36
Investor Monthly Fees Due                               1,265,000.00        122,666.67             145,666.67         1,533,333.34
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               6,830,705.95        680,751.05             815,917.98         8,327,374.98

Reallocated Investor Finance Charge Collections                                                                      17,958,474.81
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5271%
Base Rate                                                                                                                  7.5390%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00
Interest Distributions                                  3,555,493.33        363,154.67             438,772.28         4,357,420.28
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     3,555,493.33        363,154.67             438,772.28         4,357,420.28
Ending Certificates Balance                           759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                                  $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                               $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                                  $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                       $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                      $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                      $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                                  $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                      $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                             $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                              $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                              $4.93

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                               $4.93

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                   $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                            $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                      $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                                $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                      $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                   $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                                  $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                              $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                             $438,772.28

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                            $438,772.28

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                               $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                            $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                          $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                   $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                                  $14,815,741.72

         a.  Class A Monthly Interest:                                                                              $3,555,493.33
         b.  Class A Outstanding Monthly Interest:                                                                          $0.00
         c.  Class A Additional Interest:                                                                                   $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                          $2,010,212.62
         e.  Excess Spread:                                                                                         $9,250,035.77

    2.   Class B Available Funds:                                                                                   $1,436,677.98

         a.  Class B Monthly Interest:                                                                                $363,154.67
         b.  Class B Outstanding Monthly Interest:                                                                          $0.00
         c.  Class B Additional Interest:                                                                                   $0.00
         d.  Excess Spread:                                                                                         $1,073,523.31

    3.   Collateral Available Funds:                                                                                $1,706,055.11

         a.  Excess Spread:                                                                                         $1,706,055.11

    4.   Total Excess Spread:                                                                                      $12,029,614.19

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                                76.4868%

    2.   Series 2002-1 Allocable Principal
         Collections:                                                                                             $311,115,151.41

    3.   Principal Allocation Percentage of
         Series 2002-1 Allocable Principal
         Collections:                                                                                             $237,961,904.78

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                              $0.00

    5.   Item 3 minus item 4:                                                                                     $237,961,904.78

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-1:                                                                                 $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                               $2,436,621.36

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                                  $240,398,526.14

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                               $87,400,000.00

    2.   Required Collateral Invested Amount:                                                                      $87,400,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                          $0.00

    4.   Treated as Shared Principal Collections:                                                                 $240,398,526.14

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                         $0.00

    2.   Excess of Collateral Invested Amount                                                                               $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                            $0.00

    4.   Treated as Shared Principal Collections:                                                                           $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-1.

    1.   Excess Spread:                                                                                            $12,029,614.19
    2.   Excess Finance Charge Collections:                                                                                 $0.00
    3.   Applied to fund Class A Required Amount:                                                                           $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                                $0.00
    5.   Applied to fund Class B overdue Interest:                                                                          $0.00
    6.   Applied to fund Class B Required Amount:                                                                     $194,929.71
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                        $0.00
    8.   Applied to Collateral Monthly Interest:                                                                      $438,772.28
    9.   Applied to unpaid Monthly Servicing Fee:                                                                   $1,533,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                             $231,479.03
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                        $0.00
    12.  Deposited to Reserve Account:                                                                                      $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                        $0.00
    14.  Balance:                                                                                                   $9,631,099.83


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                      7.5390%
         b.  Prior Monthly Period:                                                                                        7.7136%
         c.  Second Prior Monthly Period:                                                                                 7.3446%

    2.   Three Month Average Base Rate:                                                                                   7.5324%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                     20.5271%
         b.  Prior Monthly Period:                                                                                       19.7970%
         c.  Second Prior Monthly Period:                                                                                19.2127%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                            19.8456%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                       Yes

Series 2002-2 Certificates
                                                                        Total Investor
                                                   Series Allocations      Interest        Transferors Interest
                                                   ------------------  ----------------    ---------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                1,228,970,841.34    940,000,000.00         288,970,841.34
Beginning Adjusted Invested Amount                                N/A    940,000,000.00                    N/A
Floating Allocation Percentage                                    N/A          76.4868%               23.5132%
Principal Allocation Percentage                                   N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                 23,942,762.62     18,313,043.81           5,629,718.81
Collections of Principal Receivables                   317,878,524.27    243,134,989.67          74,743,534.60
Defaulted Amount                                         3,254,931.09      2,489,591.39             765,339.70

Ending Invested / Transferor Amounts                 1,222,833,611.58    940,000,000.00         282,833,611.58

B. Monthly Period Funding Requirements                        Class A           Class B    Collateral Interest                Total
Principal Funding Account                                        0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                           0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                  0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                          0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                          0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                  0.00              0.00                   0.00                 0.00

LIBOR Determination Date                              August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.4400%           5.7200%                5.8300%

Monthly Interest Due                                     3,632,786.67        370,401.78             448,310.81         4,451,499.26
Outstanding Monthly Interest Due                                 0.00              0.00                   0.00                 0.00
Additional Interest Due                                          0.00              0.00                   0.00                 0.00
Total Interest Due                                       3,632,786.67        370,401.78             448,310.81         4,451,499.26
Investor Default Amount                                  2,053,912.90        199,167.31             236,511.18         2,489,591.39
Investor Monthly Fees Due                                1,292,500.00        125,333.33             148,833.33         1,566,666.66
Investor Additional Amounts Due                                  0.00              0.00                   0.00                 0.00
Total Due                                                6,979,199.57        694,902.42             833,655.32         8,507,757.31

Reallocated Investor Finance Charge Collections                                                                       18,348,228.88
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.5263%
Base Rate                                                                                                                   7.5382%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                  Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                         775,500,000.00     75,200,000.00          89,300,000.00       940,000,000.00
Interest Distributions                                   3,632,786.67        370,401.78             448,310.81         4,451,499.26
Principal Deposits - Prin. Funding Account                       0.00              0.00                   0.00                 0.00
Principal Distributions                                          0.00              0.00                   0.00                 0.00
Total Distributions                                      3,632,786.67        370,401.78             448,310.81         4,451,499.26
Ending Certificates Balance                            775,500,000.00     75,200,000.00          89,300,000.00       940,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                               $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                            $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                               $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                   $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                   $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                               $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                   $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                           $4.93

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                            $4.93

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                         $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                   $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                             $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                   $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                               $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                          $448,310.81

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                         $448,310.81

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                            $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                         $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                       $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                $0.00


J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                               $15,137,288.83

         a.  Class A Monthly Interest:                                                                           $3,632,786.67
         b.  Class A Outstanding Monthly Interest:                                                                       $0.00
         c.  Class A Additional Interest:                                                                                $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                       $2,053,912.90
         e.  Excess Spread:                                                                                      $9,450,589.26

    2.   Class B Available Funds:                                                                                $1,467,858.31

         a.  Class B Monthly Interest:                                                                             $370,401.78
         b.  Class B Outstanding Monthly Interest:                                                                       $0.00
         c.  Class B Additional Interest:                                                                                $0.00
         d.  Excess Spread:                                                                                      $1,097,456.53

    3.   Collateral Available Funds:                                                                             $1,743,081.74

         a.  Excess Spread:                                                                                      $1,743,081.74

    4.   Total Excess Spread:                                                                                   $12,291,127.53

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                             76.4868%

    2.   Series 2002-2 Allocable Principal
         Collections:                                                                                          $317,878,524.27

    3.   Principal Allocation Percentage of
         Series 2002-2 Allocable Principal
         Collections:                                                                                          $243,134,989.67

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                           $0.00

    5.   Item 3 minus item 4:                                                                                  $243,134,989.67

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-2:                                                                              $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                            $2,489,591.39

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                               $245,624,581.06

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                            $89,300,000.00

    2.   Required Collateral Invested Amount:                                                                   $89,300,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                              $245,624,581.06

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                      $0.00

    2.   Excess of Collateral Invested Amount                                                                            $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                         $0.00

    4.   Treated as Shared Principal Collections:                                                                        $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-2.

    1.   Excess Spread:                                                                                         $12,291,127.53
    2.   Excess Finance Charge Collections:                                                                              $0.00
    3.   Applied to fund Class A Required Amount:                                                                        $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                             $0.00
    5.   Applied to fund Class B overdue Interest:                                                                       $0.00
    6.   Applied to fund Class B Required Amount:                                                                  $199,167.31
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    8.   Applied to Collateral Monthly Interest:                                                                   $448,310.81
    9.   Applied to unpaid Monthly Servicing Fee:                                                                $1,566,666.66
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                          $236,511.18
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    12.  Deposited to Reserve Account:                                                                                   $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                     $0.00
    14.  Balance:                                                                                                $9,840,471.57


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                   7.5382%
         b.  Prior Monthly Period:                                                                                     7.7128%
         c.  Second Prior Monthly Period:                                                                              7.3438%

    2.   Three Month Average Base Rate:                                                                                7.5316%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                  20.5263%
         b.  Prior Monthly Period:                                                                                    19.7963%
         c.  Second Prior Monthly Period:                                                                             19.2119%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                         19.8448%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                    Yes

Series 2002-3 Certificates
                                                                       Total Investor
                                                  Series Allocations      Interest       Transferors Interest
                                                  ------------------      --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,202,822,525.57    920,000,000.00         282,822,525.57
Beginning Adjusted Invested Amount                               N/A    920,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                23,433,342.13     17,923,404.58           5,509,937.55
Collections of Principal Receivables                  311,115,151.41    237,961,904.78          73,153,246.63
Defaulted Amount                                        3,185,677.24      2,436,621.36             749,055.88

Ending Invested / Transferor Amounts                1,196,815,875.16    920,000,000.00         276,815,875.16

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4400%           5.7100%                5.8300%

Monthly Interest Due                                    3,555,493.33        361,887.11             438,772.28         4,356,152.72
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      3,555,493.33        361,887.11             438,772.28         4,356,152.72
Investor Default Amount                                 2,010,212.62        194,929.71             231,479.03         2,436,621.36
Investor Monthly Fees Due                               1,265,000.00        122,666.67             145,666.67         1,533,333.34
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               6,830,705.95        679,483.49             815,917.98         8,326,107.42

Reallocated Investor Finance Charge Collections                                                                      17,957,207.25
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5254%
Base Rate                                                                                                                  7.5374%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00
Interest Distributions                                  3,555,493.33        361,887.11             438,772.28         4,356,152.72
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     3,555,493.33        361,887.11             438,772.28         4,356,152.72
Ending Certificates Balance                           759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                                 $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                              $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                                 $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                      $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                     $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                     $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                                 $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                     $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                            $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                             $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                             $4.92

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                              $4.92

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                  $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                           $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                     $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                               $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                     $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                  $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                                 $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                             $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                            $438,772.28

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                           $438,772.28

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                              $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                           $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                         $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                  $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                                 $14,814,695.98

         a.  Class A Monthly Interest:                                                                             $3,555,493.33
         b.  Class A Outstanding Monthly Interest:                                                                         $0.00
         c.  Class A Additional Interest:                                                                                  $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                         $2,010,212.62
         e.  Excess Spread:                                                                                        $9,248,990.03

    2.   Class B Available Funds:                                                                                  $1,436,576.58

         a.  Class B Monthly Interest:                                                                               $361,887.11
         b.  Class B Outstanding Monthly Interest:                                                                         $0.00
         c.  Class B Additional Interest:                                                                                  $0.00
         d.  Excess Spread:                                                                                        $1,074,689.47

    3.   Collateral Available Funds:                                                                               $1,705,934.69

         a.  Excess Spread:                                                                                        $1,705,934.69

    4.   Total Excess Spread:                                                                                     $12,029,614.19

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                               76.4868%

    2.   Series 2002-3 Allocable Principal
         Collections:                                                                                            $311,115,151.41

    3.   Principal Allocation Percentage of
         Series 2002-3 Allocable Principal
         Collections:                                                                                            $237,961,904.78

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                             $0.00

    5.   Item 3 minus item 4:                                                                                    $237,961,904.78

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-3:                                                                                $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                              $2,436,621.36

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                                 $240,398,526.14

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                              $87,400,000.00

    2.   Required Collateral Invested Amount:                                                                     $87,400,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                         $0.00

    4.   Treated as Shared Principal Collections:                                                                $240,398,526.14

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                        $0.00

    2.   Excess of Collateral Invested Amount                                                                              $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                           $0.00

    4.   Treated as Shared Principal Collections:                                                                          $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-3.

    1.   Excess Spread:                                                                                           $12,029,614.19
    2.   Excess Finance Charge Collections:                                                                                $0.00
    3.   Applied to fund Class A Required Amount:                                                                          $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                               $0.00
    5.   Applied to fund Class B overdue Interest:                                                                         $0.00
    6.   Applied to fund Class B Required Amount:                                                                    $194,929.71
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                       $0.00
    8.   Applied to Collateral Monthly Interest:                                                                     $438,772.28
    9.   Applied to unpaid Monthly Servicing Fee:                                                                  $1,533,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                            $231,479.03
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                       $0.00
    12.  Deposited to Reserve Account:                                                                                     $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                       $0.00
    14.  Balance:                                                                                                  $9,631,099.83


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                     7.5374%
         b.  Prior Monthly Period:                                                                                       7.7120%
         c.  Second Prior Monthly Period:                                                                                7.3430%

    2.   Three Month Average Base Rate:                                                                                  7.5308%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                    20.5254%
         b.  Prior Monthly Period:                                                                                      19.7955%
         c.  Second Prior Monthly Period:                                                                               19.2110%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                           19.8440%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                      Yes

Series 2002-5 Certificates

                                                                        Total Investor
                                                   Series Allocations       Interest        Transferors Interest
                                                   ------------------       --------        --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 784,449,473.20    600,000,000.00         184,449,473.20
Beginning Adjusted Invested Amount                               N/A    600,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                15,282,614.44     11,689,176.90           3,593,437.54
Collections of Principal Receivables                  202,901,185.70    155,192,546.59          47,708,639.11
Defaulted Amount                                        2,077,615.59      1,589,100.89             488,514.70

Ending Invested / Transferor Amounts                  780,532,092.49    600,000,000.00         180,532,092.49

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.5000%           5.7800%                5.8300%

Monthly Interest Due                                    2,344,375.00        238,906.67             286,155.83         2,869,437.50
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      2,344,375.00        238,906.67             286,155.83         2,869,437.50
Investor Default Amount                                 1,311,008.23        127,128.07             150,964.58         1,589,100.89
Investor Monthly Fees Due                                 825,000.00         80,000.00              95,000.00         1,000,000.00
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               4,480,383.23        446,034.74             532,120.41         5,458,538.38

Reallocated Investor Finance Charge Collections                                                                      11,739,690.45
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5831%
Base Rate                                                                                                                  7.5933%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        495,000,000.00     48,000,000.00          57,000,000.00       600,000,000.00
Interest Distributions                                  2,344,375.00        238,906.67             286,155.83         2,869,437.50
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     2,344,375.00        238,906.67             286,155.83         2,869,437.50
Ending Certificates Balance                           495,000,000.00     48,000,000.00          57,000,000.00       600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                              $4.74

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                           $4.74

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                              $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                  $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                              $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                  $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                          $4.98

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                           $4.98

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                               $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                        $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                  $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                            $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                  $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                               $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                              $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                         $286,155.83

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                        $286,155.83

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                           $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                        $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                      $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                               $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                               $9,685,244.62

         a.  Class A Monthly Interest:                                                                          $2,344,375.00
         b.  Class A Outstanding Monthly Interest:                                                                      $0.00
         c.  Class A Additional Interest:                                                                               $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                      $1,311,008.23
         e.  Excess Spread:                                                                                     $6,029,861.39

    2.   Class B Available Funds:                                                                                 $939,175.24

         a.  Class B Monthly Interest:                                                                            $238,906.67
         b.  Class B Outstanding Monthly Interest:                                                                      $0.00
         c.  Class B Additional Interest:                                                                               $0.00
         d.  Excess Spread:                                                                                       $700,268.57

    3.   Collateral Available Funds:                                                                            $1,115,270.59

         a.  Excess Spread:                                                                                     $1,115,270.59

    4.   Total Excess Spread:                                                                                   $7,845,400.55

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                            76.4868%

    2.   Series 2002-5 Allocable Principal
         Collections:                                                                                         $202,901,185.70

    3.   Principal Allocation Percentage of
         Series 2002-5 Allocable Principal
         Collections:                                                                                         $155,192,546.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                          $0.00

    5.   Item 3 minus item 4:                                                                                 $155,192,546.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-5:                                                                             $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                           $1,589,100.88

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                              $156,781,647.47

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                           $57,000,000.00

    2.   Required Collateral Invested Amount:                                                                  $57,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                             $156,781,647.47

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                     $0.00

    2.   Excess of Collateral Invested Amount                                                                           $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                        $0.00

    4.   Treated as Shared Principal Collections:                                                                       $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-5.

    1.   Excess Spread:                                                                                         $7,845,400.55
    2.   Excess Finance Charge Collections:                                                                             $0.00
    3.   Applied to fund Class A Required Amount:                                                                       $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                            $0.00
    5.   Applied to fund Class B overdue Interest:                                                                      $0.00
    6.   Applied to fund Class B Required Amount:                                                                 $127,128.07
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    8.   Applied to Collateral Monthly Interest:                                                                  $286,155.83
    9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                         $150,964.58
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    12.  Deposited to Reserve Account:                                                                                  $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                    $0.00
    14.  Balance:                                                                                               $6,281,152.07


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                  7.5933%
         b.  Prior Monthly Period:                                                                                    7.7679%
         c.  Second Prior Monthly Period:                                                                             7.3989%

    2.   Three Month Average Base Rate:                                                                               7.5867%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                 20.5831%
         b.  Prior Monthly Period:                                                                                   19.8478%
         c.  Second Prior Monthly Period:                                                                            19.2687%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.8999%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                   Yes

Series 2002-6 Certificates
                                                                      Total Investor
                                                 Series Allocations       Interest       Transferors Interest
                                                 ------------------       --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                941,339,367.84    720,000,000.00         221,339,367.84
Beginning Adjusted Invested Amount                              N/A    720,000,000.00                    N/A
Floating Allocation Percentage                                  N/A          76.4868%               23.5132%
Principal Allocation Percentage                                 N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables               18,339,137.32     14,027,012.28           4,312,125.04
Collections of Principal Receivables                 243,481,422.84    186,231,055.91          57,250,366.93
Defaulted Amount                                       2,493,138.71      1,906,921.07             586,217.64

Ending Invested / Transferor Amounts                 936,638,510.99    720,000,000.00         216,638,510.99

B. Monthly Period Funding Requirements                      Class A           Class B    Collateral Interest                Total
Principal Funding Account                                      0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                         0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                        0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                            0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                        0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                0.00              0.00                   0.00                 0.00

LIBOR Determination Date                            August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                 5.4700%           5.7800%                5.8300%

Monthly Interest Due                                   2,797,905.00        286,688.00             343,387.00         3,427,980.00
Outstanding Monthly Interest Due                               0.00              0.00                   0.00                 0.00
Additional Interest Due                                        0.00              0.00                   0.00                 0.00
Total Interest Due                                     2,797,905.00        286,688.00             343,387.00         3,427,980.00
Investor Default Amount                                1,573,209.88        152,553.69             181,157.50         1,906,921.07
Investor Monthly Fees Due                                990,000.00         96,000.00             114,000.00         1,200,000.00
Investor Additional Amounts Due                                0.00              0.00                   0.00                 0.00
Total Due                                              5,361,114.88        535,241.69             638,544.50         6,534,901.07

Reallocated Investor Finance Charge Collections                                                                     14,072,283.55
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          20.5572%
Base Rate                                                                                                                 7.5682%
Excess Spread Percentage                                                                                                 12.5623%

C. Certificates - Balances and Distributions                Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                       594,000,000.00     57,600,000.00          68,400,000.00       720,000,000.00
Interest Distributions                                 2,797,905.00        286,688.00             343,387.00         3,427,980.00
Principal Deposits - Prin. Funding Account                     0.00              0.00                   0.00                 0.00
Principal Distributions                                        0.00              0.00                   0.00                 0.00
Total Distributions                                    2,797,905.00        286,688.00             343,387.00         3,427,980.00
Ending Certificates Balance                          594,000,000.00     57,600,000.00          68,400,000.00       720,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                          $4.71

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                       $4.71

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                          $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                               $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                              $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                              $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                          $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                              $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                     $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                      $4.98

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                       $4.98

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                           $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                              $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                        $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                              $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                           $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                     $343,387.00

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                    $343,387.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                       $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                    $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                  $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                           $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                          $11,609,633.93

         a.  Class A Monthly Interest:                                                                      $2,797,905.00
         b.  Class A Outstanding Monthly Interest:                                                                  $0.00
         c.  Class A Additional Interest:                                                                           $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                  $1,573,209.88
         e.  Excess Spread:                                                                                 $7,238,519.05

    2.   Class B Available Funds:                                                                           $1,125,782.68

         a.  Class B Monthly Interest:                                                                        $286,688.00
         b.  Class B Outstanding Monthly Interest:                                                                  $0.00
         c.  Class B Additional Interest:                                                                           $0.00
         d.  Excess Spread:                                                                                   $839,094.68

    3.   Collateral Available Funds:                                                                        $1,336,866.94

         a.  Excess Spread:                                                                                 $1,336,866.94

    4.   Total Excess Spread:                                                                               $9,414,480.67

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                        76.4868%

    2.   Series 2002-6 Allocable Principal
         Collections:                                                                                     $243,481,422.84

    3.   Principal Allocation Percentage of
         Series 2002-6 Allocable Principal
         Collections:                                                                                     $186,231,055.91

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                      $0.00

    5.   Item 3 minus item 4:                                                                             $186,231,055.91

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-6:                                                                         $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                       $1,906,921.07

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                          $188,137,976.98

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                       $68,400,000.00

    2.   Required Collateral Invested Amount:                                                              $68,400,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                         $188,137,976.98

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                 $0.00

    2.   Excess of Collateral Invested Amount                                                                       $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                                   $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-6.

    1.   Excess Spread:                                                                                     $9,414,480.67
    2.   Excess Finance Charge Collections:                                                                         $0.00
    3.   Applied to fund Class A Required Amount:                                                                   $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                        $0.00
    5.   Applied to fund Class B overdue Interest:                                                                  $0.00
    6.   Applied to fund Class B Required Amount:                                                             $152,553.69
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    8.   Applied to Collateral Monthly Interest:                                                              $343,387.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                           $1,200,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                     $181,157.50
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    12.  Deposited to Reserve Account:                                                                              $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                $0.00
    14.  Balance:                                                                                           $7,537,382.48


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                              7.5682%
         b.  Prior Monthly Period:                                                                                7.7428%
         c.  Second Prior Monthly Period:                                                                         7.3738%

    2.   Three Month Average Base Rate:                                                                           7.5616%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                             20.5572%
         b.  Prior Monthly Period:                                                                               19.8243%
         c.  Second Prior Monthly Period:                                                                        19.2428%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                    19.8748%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                               Yes

Series 2003-1 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest       Transferors Interest
                                                  ------------------       --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,202,822,525.57    920,000,000.00         282,822,525.57
Beginning Adjusted Invested Amount                               N/A    920,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                23,433,342.13     17,923,404.58           5,509,937.55
Collections of Principal Receivables                  311,115,151.41    237,961,904.78          73,153,246.63
Defaulted Amount                                        3,185,677.24      2,436,621.36             749,055.88

Ending Invested / Transferor Amounts                1,196,815,875.16    920,000,000.00         276,815,875.16

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4400%           5.7300%                5.8300%

Monthly Interest Due                                    3,555,493.33        363,154.67             438,772.28         4,357,420.28
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      3,555,493.33        363,154.67             438,772.28         4,357,420.28
Investor Default Amount                                 2,010,212.62        194,929.71             231,479.03         2,436,621.36
Investor Monthly Fees Due                               1,265,000.00        122,666.67             145,666.67         1,533,333.34
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               6,830,705.95        680,751.05             815,917.98         8,327,374.98

Reallocated Investor Finance Charge Collections                                                                      17,958,474.81
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5271%
Base Rate                                                                                                                  7.5390%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00
Interest Distributions                                  3,555,493.33        363,154.67             438,772.28         4,357,420.28
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     3,555,493.33        363,154.67             438,772.28         4,357,420.28
Ending Certificates Balance                           759,000,000.00     73,600,000.00          87,400,000.00       920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                               $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                            $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                               $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                   $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                   $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                               $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                   $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                           $4.93

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                            $4.93

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                         $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                   $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                             $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                   $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                               $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                          $438,772.28

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                         $438,772.28

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                            $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                         $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                       $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                               $14,815,741.72

         a.  Class A Monthly Interest:                                                                           $3,555,493.33
         b.  Class A Outstanding Monthly Interest:                                                                       $0.00
         c.  Class A Additional Interest:                                                                                $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                       $2,010,212.62
         e.  Excess Spread:                                                                                      $9,250,035.77

    2.   Class B Available Funds:                                                                                $1,436,677.98

         a.  Class B Monthly Interest:                                                                             $363,154.67
         b.  Class B Outstanding Monthly Interest:                                                                       $0.00
         c.  Class B Additional Interest:                                                                                $0.00
         d.  Excess Spread:                                                                                      $1,073,523.31

    3.   Collateral Available Funds:                                                                             $1,706,055.11

         a.  Excess Spread:                                                                                      $1,706,055.11

    4.   Total Excess Spread:                                                                                   $12,029,614.19

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                             76.4868%

    2.   Series 2003-1 Allocable Principal
         Collections:                                                                                          $311,115,151.41

    3.   Principal Allocation Percentage of
         Series 2003-1 Allocable Principal
         Collections:                                                                                          $237,961,904.78

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                           $0.00

    5.   Item 3 minus item 4:                                                                                  $237,961,904.78

    6.   Shared Principal Collections from other
         Series allocated to Series 2003-1:                                                                              $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                            $2,436,621.36

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                               $240,398,526.14

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                            $87,400,000.00

    2.   Required Collateral Invested Amount:                                                                   $87,400,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                              $240,398,526.14

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                      $0.00

    2.   Excess of Collateral Invested Amount                                                                            $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                         $0.00

    4.   Treated as Shared Principal Collections:                                                                        $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-1.

    1.   Excess Spread:                                                                                         $12,029,614.19
    2.   Excess Finance Charge Collections:                                                                              $0.00
    3.   Applied to fund Class A Required Amount:                                                                        $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                             $0.00
    5.   Applied to fund Class B overdue Interest:                                                                       $0.00
    6.   Applied to fund Class B Required Amount:                                                                  $194,929.71
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    8.   Applied to Collateral Monthly Interest:                                                                   $438,772.28
    9.   Applied to unpaid Monthly Servicing Fee:                                                                $1,533,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                          $231,479.03
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    12.  Deposited to Reserve Account:                                                                                   $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                     $0.00
    14.  Balance:                                                                                                $9,631,099.83


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                   7.5390%
         b.  Prior Monthly Period:                                                                                     7.7136%
         c.  Second Prior Monthly Period:                                                                              7.3446%

    2.   Three Month Average Base Rate:                                                                                7.5324%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                  20.5271%
         b.  Prior Monthly Period:                                                                                    19.7970%
         c.  Second Prior Monthly Period:                                                                             19.2127%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                         19.8456%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                    Yes

Series 2003-2 Certificates
                                                                         Total Investor
                                                   Series Allocations        Interest      Transferors Interest
                                                   ------------------        --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                1,438,157,367.53   1,100,000,000.00        338,157,367.53
Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                   N/A
Floating Allocation Percentage                                    N/A           76.4868%              23.5132%
Principal Allocation Percentage                                   N/A           76.4868%              23.5132%
Collections of Finance Chg. Receivables                 28,018,126.47      21,430,157.65          6,587,968.82
Collections of Principal Receivables                   371,985,507.12     284,519,668.76         87,465,838.36
Defaulted Amount                                         3,808,961.92       2,913,351.63            895,610.29

Ending Invested / Transferor Amounts                 1,430,975,502.91   1,100,000,000.00        330,975,502.91

B. Monthly Period Funding Requirements                        Class A            Class B   Collateral Interest                Total
Principal Funding Account                                        0.00               0.00                  0.00                 0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00                 0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00                 0.00
Reserve Account Deposit                                          0.00               0.00                  0.00                 0.00
Reserve Draw Amount                                              0.00               0.00                  0.00                 0.00
Reserve Account Surplus                                          0.00               0.00                  0.00                 0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00                 0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006       August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.4400%            5.7000%               5.8300%

Monthly Interest Due                                     4,251,133.33         431,933.33            524,619.03         5,207,685.69
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00                 0.00
Additional Interest Due                                          0.00               0.00                  0.00                 0.00
Total Interest Due                                       4,251,133.33         431,933.33            524,619.03         5,207,685.69
Investor Default Amount                                  2,403,515.09         233,068.13            276,768.40         2,913,351.63
Investor Monthly Fees Due                                1,512,500.00         146,666.67            174,166.67         1,833,333.34
Investor Additional Amounts Due                                  0.00               0.00                  0.00                 0.00
Total Due                                                8,167,148.42         811,668.13            975,554.10         9,954,370.65

Reallocated Investor Finance Charge Collections                                                                       21,469,816.11
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.5246%
Base Rate                                                                                                                   7.5366%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                  Class A            Class B   Collateral Interest                Total
Beginning Certificates Balance                         907,500,000.00      88,000,000.00        104,500,000.00     1,100,000,000.00
Interest Distributions                                   4,251,133.33         431,933.33            524,619.03         5,207,685.69
Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00                 0.00
Principal Distributions                                          0.00               0.00                  0.00                 0.00
Total Distributions                                      4,251,133.33         431,933.33            524,619.03         5,207,685.69
Ending Certificates Balance                            907,500,000.00      88,000,000.00        104,500,000.00     1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                              $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                           $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                              $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                  $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                              $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                  $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                          $4.91

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                           $4.91

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                               $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                        $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                  $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                            $0.00
         of Class B Invested Amount:
    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                  $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                               $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                              $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                         $524,619.03

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                        $524,619.03

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                           $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                        $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                      $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                               $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                              $17,712,598.29

         a.  Class A Monthly Interest:                                                                          $4,251,133.33
         b.  Class A Outstanding Monthly Interest:                                                                      $0.00
         c.  Class A Additional Interest:                                                                               $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                      $2,403,515.09
         e.  Excess Spread:                                                                                    $11,057,949.87

    2.   Class B Available Funds:                                                                               $1,717,585.29

         a.  Class B Monthly Interest:                                                                            $431,933.33
         b.  Class B Outstanding Monthly Interest:                                                                      $0.00
         c.  Class B Additional Interest:                                                                               $0.00
         d.  Excess Spread:                                                                                     $1,285,651.96

    3.   Collateral Available Funds:                                                                            $2,039,632.53

         a.  Excess Spread:                                                                                     $2,039,632.53

    4.   Total Excess Spread:                                                                                  $14,383,234.36

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                            76.4868%

    2.   Series 2003-2 Allocable Principal
         Collections:                                                                                         $371,985,507.12

    3.   Principal Allocation Percentage of
         Series 2003-2 Allocable Principal
         Collections:                                                                                         $284,519,668.76

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                          $0.00

    5.   Item 3 minus item 4:                                                                                 $284,519,668.76

    6.   Shared Principal Collections from other
         Series allocated to Series 2003-2:                                                                             $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                           $2,913,351.62

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                              $287,433,020.38

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                          $104,500,000.00

    2.   Required Collateral Invested Amount:                                                                 $104,500,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                             $287,433,020.38

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                     $0.00

    2.   Excess of Collateral Invested Amount                                                                           $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                        $0.00

    4.   Treated as Shared Principal Collections:                                                                       $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-2.

    1.   Excess Spread:                                                                                        $14,383,234.36
    2.   Excess Finance Charge Collections:                                                                             $0.00
    3.   Applied to fund Class A Required Amount:                                                                       $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                            $0.00
    5.   Applied to fund Class B overdue Interest:                                                                      $0.00
    6.   Applied to fund Class B Required Amount:                                                                 $233,068.13
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    8.   Applied to Collateral Monthly Interest:                                                                  $524,619.03
    9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,833,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                         $276,768.40
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    12.  Deposited to Reserve Account:                                                                                  $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                    $0.00
    14.  Balance:                                                                                              $11,515,445.46


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                  7.5366%
         b.  Prior Monthly Period:                                                                                    7.7112%
         c.  Second Prior Monthly Period:                                                                             7.3422%

    2.   Three Month Average Base Rate:                                                                               7.5300%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                 20.5246%
         b.  Prior Monthly Period:                                                                                   19.7948%
         c.  Second Prior Monthly Period:                                                                            19.2102%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.8432%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                   Yes

Series 2003-3 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest      Transferors Interest
                                                  ------------------       --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 980,561,841.50    750,000,000.00         230,561,841.50
Beginning Adjusted Invested Amount                               N/A    750,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                19,103,268.04     14,611,471.12           4,491,796.92
Collections of Principal Receivables                  253,626,482.13    193,990,683.25          59,635,798.88
Defaulted Amount                                        2,597,019.49      1,986,376.11             610,643.38

Ending Invested / Transferor Amounts                  975,665,115.62    750,000,000.00         225,665,115.62

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4400%           5.6800%                5.8300%

Monthly Interest Due                                    2,898,500.00        293,466.67             357,694.79         3,549,661.46
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      2,898,500.00        293,466.67             357,694.79         3,549,661.46
Investor Default Amount                                 1,638,760.29        158,910.09             188,705.73         1,986,376.11
Investor Monthly Fees Due                               1,031,250.00        100,000.00             118,750.00         1,250,000.00
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               5,568,510.29        552,376.76             665,150.52         6,786,037.57

Reallocated Investor Finance Charge Collections                                                                      14,637,477.65
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5229%
Base Rate                                                                                                                  7.5350%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        618,750,000.00     60,000,000.00          71,250,000.00       750,000,000.00
Interest Distributions                                  2,898,500.00        293,466.67             357,694.79         3,549,661.46
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     2,898,500.00        293,466.67             357,694.79         3,549,661.46
Ending Certificates Balance                           618,750,000.00     60,000,000.00          71,250,000.00       750,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                              $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                           $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                              $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                  $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                              $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                  $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                          $4.89

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                           $4.89

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                               $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                        $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                  $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                            $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                  $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                               $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                              $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                         $357,694.79

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                        $357,694.79

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                           $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                        $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                      $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                               $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                              $12,075,919.06

         a.  Class A Monthly Interest:                                                                          $2,898,500.00
         b.  Class A Outstanding Monthly Interest:                                                                      $0.00
         c.  Class A Additional Interest:                                                                               $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                      $1,638,760.29
         e.  Excess Spread:                                                                                     $7,538,658.77

    2.   Class B Available Funds:                                                                               $1,170,998.21

         a.  Class B Monthly Interest:                                                                            $293,466.67
         b.  Class B Outstanding Monthly Interest:                                                                      $0.00
         c.  Class B Additional Interest:                                                                               $0.00
         d.  Excess Spread:                                                                                       $877,531.54

    3.   Collateral Available Funds:                                                                            $1,390,560.38

         a.  Excess Spread:                                                                                     $1,390,560.38

    4.   Total Excess Spread:                                                                                   $9,806,750.69

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                            76.4868%

    2.   Series 2003-3 Allocable Principal
         Collections:                                                                                         $253,626,482.13

    3.   Principal Allocation Percentage of
         Series 2003-3 Allocable Principal
         Collections:                                                                                         $193,990,683.25

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                          $0.00

    5.   Item 3 minus item 4:                                                                                 $193,990,683.25

    6.   Shared Principal Collections from other
         Series allocated to Series 2003-3:                                                                             $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                           $1,986,376.11

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                              $195,977,059.36

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                           $71,250,000.00

    2.   Required Collateral Invested Amount:                                                                  $71,250,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                             $195,977,059.36

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                     $0.00

    2.   Excess of Collateral Invested Amount                                                                           $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                        $0.00

    4.   Treated as Shared Principal Collections:                                                                       $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-3.

    1.   Excess Spread:                                                                                         $9,806,750.69
    2.   Excess Finance Charge Collections:                                                                             $0.00
    3.   Applied to fund Class A Required Amount:                                                                       $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                            $0.00
    5.   Applied to fund Class B overdue Interest:                                                                      $0.00
    6.   Applied to fund Class B Required Amount:                                                                 $158,910.09
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    8.   Applied to Collateral Monthly Interest:                                                                  $357,694.79
    9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,250,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                         $188,705.73
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    12.  Deposited to Reserve Account:                                                                                  $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                                    $0.00
    14.  Balance:                                                                                               $7,851,440.08


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                  7.5350%
         b.  Prior Monthly Period:                                                                                    7.7096%
         c.  Second Prior Monthly Period:                                                                             7.3406%

    2.   Three Month Average Base Rate:                                                                               7.5284%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                 20.5229%
         b.  Prior Monthly Period:                                                                                   19.7933%
         c.  Second Prior Monthly Period:                                                                            19.2085%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.8416%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                   Yes

Series 2004-1 Certificates
                                                                        Total Investor
                                                  Series Allocations        Interest      Transferors Interest
                                                  ------------------        --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,045,932,630.93     800,000,000.00         245,932,630.93
Beginning Adjusted Invested Amount                               N/A     800,000,000.00                    N/A
Floating Allocation Percentage                                   N/A           76.4868%               23.5132%
Principal Allocation Percentage                                  N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                20,376,819.25      15,585,569.20           4,791,250.05
Collections of Principal Receivables                  270,534,914.27     206,923,395.46          63,611,518.81
Defaulted Amount                                        2,770,154.12       2,118,801.18             651,352.94

Ending Invested / Transferor Amounts                1,040,709,456.66     800,000,000.00         240,709,456.66

B. Monthly Period Funding Requirements                       Class A            Class B    Collateral Interest                Total
Principal Funding Account                                       0.00               0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00               0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00               0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00               0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00               0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00               0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00               0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4100%            5.5800%                5.8800%

Monthly Interest Due                                    3,111,952.22         288,300.00             364,560.00         3,764,812.22
Outstanding Monthly Interest Due                                0.00               0.00                   0.00                 0.00
Additional Interest Due                                         0.00               0.00                   0.00                 0.00
Total Interest Due                                      3,111,952.22         288,300.00             364,560.00         3,764,812.22
Investor Default Amount                                 1,769,198.99         158,910.09             190,692.11         2,118,801.18
Investor Monthly Fees Due                               1,113,333.33         100,000.00             120,000.00         1,333,333.33
Investor Additional Amounts Due                                 0.00               0.00                   0.00                 0.00
Total Due                                               5,994,484.54         547,210.09             675,252.11         7,216,946.74

Reallocated Investor Finance Charge Collections                                                                       15,591,816.15
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.4902%
Base Rate                                                                                                                   7.5033%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                 Class A            Class B    Collateral Interest                Total
Beginning Certificates Balance                        668,000,000.00      60,000,000.00          72,000,000.00       800,000,000.00
Interest Distributions                                  3,111,952.22         288,300.00             364,560.00         3,764,812.22
Principal Deposits - Prin. Funding Account                      0.00               0.00                   0.00                 0.00
Principal Distributions                                         0.00               0.00                   0.00                 0.00
Total Distributions                                     3,111,952.22         288,300.00             364,560.00         3,764,812.22
Ending Certificates Balance                           668,000,000.00      60,000,000.00          72,000,000.00       800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                               $4.66

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                            $4.66

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                               $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                   $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                   $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                               $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                   $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                           $4.81

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                            $4.81

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                                $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                         $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                   $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                             $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                   $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                                $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                               $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                           $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                        $8,739,429.41

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                         $364,560.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                            $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                         $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                          $8,374,869.41


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                       $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                                $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                               $13,019,166.49

         a.  Class A Monthly Interest:                                                                           $3,111,952.22
         b.  Class A Outstanding Monthly Interest:                                                                       $0.00
         c.  Class A Additional Interest:                                                                                $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                       $1,769,198.99
         e.  Excess Spread:                                                                                      $8,138,015.28

    2.   Class B Available Funds:                                                                                $1,169,386.21

         a.  Class B Monthly Interest:                                                                             $288,300.00
         b.  Class B Outstanding Monthly Interest:                                                                       $0.00
         c.  Class B Additional Interest:                                                                                $0.00
         d.  Excess Spread:                                                                                        $881,086.21

    3.   Collateral Available Funds:                                                                             $1,403,263.45

         a.  Excess Spread:                                                                                      $1,403,263.45

    4.   Total Excess Spread:                                                                                   $10,422,364.94

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                             76.4868%

    2.   Series 2004-1 Allocable Principal
         Collections:                                                                                          $270,534,914.27

    3.   Principal Allocation Percentage of
         Series 2004-1 Allocable Principal
         Collections:                                                                                          $206,923,395.46

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                           $0.00

    5.   Item 3 minus item 4:                                                                                  $206,923,395.46

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-1:                                                                              $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                            $2,118,801.19

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                               $209,042,196.65

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                            $72,000,000.00

    2.   Required Collateral Invested Amount:                                                                   $72,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                              $209,042,196.65

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                      $0.00

    2.   Excess of Collateral Invested Amount                                                                            $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                         $0.00

    4.   Treated as Shared Principal Collections:                                                                        $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-1.

    1.   Excess Spread:                                                                                         $10,422,364.94
    2.   Excess Finance Charge Collections:                                                                              $0.00
    3.   Applied to fund Class A Required Amount:                                                                        $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                             $0.00
    5.   Applied to fund Class B overdue Interest:                                                                       $0.00
    6.   Applied to fund Class B Required Amount:                                                                  $158,910.09
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    8.   Applied to Collateral Monthly Interest:                                                                   $364,560.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                                $1,333,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                          $190,692.11
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                     $0.00
    12.  Deposited to Reserve Account:                                                                                   $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                             $8,374,869.41


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                   7.5033%
         b.  Prior Monthly Period:                                                                                     7.6779%
         c.  Second Prior Monthly Period:                                                                              7.3089%

    2.   Three Month Average Base Rate:                                                                                7.4967%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                  20.4902%
         b.  Prior Monthly Period:                                                                                    19.7637%
         c.  Second Prior Monthly Period:                                                                             19.1759%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                         19.8099%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                    Yes

Series 2004-2 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest       Transferors Interest
                                                  ------------------       --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 522,966,315.46    400,000,000.00         122,966,315.46
Beginning Adjusted Invested Amount                               N/A    400,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                10,188,409.62      7,792,784.60           2,395,625.02
Collections of Principal Receivables                  135,267,457.13    103,461,697.73          31,805,759.40
Defaulted Amount                                        1,385,077.06      1,059,400.59             325,676.47

Ending Invested / Transferor Amounts                  520,354,728.33    400,000,000.00         120,354,728.33

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.5000%           5.7000%                6.0000%

Monthly Interest Due                                    1,581,861.11        147,250.00             186,000.00         1,915,111.11
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      1,581,861.11        147,250.00             186,000.00         1,915,111.11
Investor Default Amount                                   884,599.49         79,455.04              95,346.05         1,059,400.59
Investor Monthly Fees Due                                 556,666.67         50,000.00              60,000.00           666,666.67
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               3,023,127.27        276,705.04             341,346.05         3,641,178.36

Reallocated Investor Finance Charge Collections                                                                       7,828,613.08
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.5897%
Base Rate                                                                                                                  7.5996%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        334,000,000.00     30,000,000.00          36,000,000.00       400,000,000.00
Interest Distributions                                  1,581,861.11        147,250.00             186,000.00         1,915,111.11
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     1,581,861.11        147,250.00             186,000.00         1,915,111.11
Ending Certificates Balance                           334,000,000.00     30,000,000.00          36,000,000.00       400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                             $4.74

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                          $4.74

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                             $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                  $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                 $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                 $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                             $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                 $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                         $4.91

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                          $4.91

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                              $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                       $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                 $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                           $0.00
         of Class B Invested Amount:
    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
                                                                                                                       $0.00
         certificate principal amount:
    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                              $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                             $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                      $4,373,434.72

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                       $186,000.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                          $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                       $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                        $4,187,434.72


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                     $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                              $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                              $6,536,891.92

         a.  Class A Monthly Interest:                                                                         $1,581,861.11
         b.  Class A Outstanding Monthly Interest:                                                                     $0.00
         c.  Class A Additional Interest:                                                                              $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                       $884,599.49
         e.  Excess Spread:                                                                                    $4,070,431.32

    2.   Class B Available Funds:                                                                                $587,145.98

         a.  Class B Monthly Interest:                                                                           $147,250.00
         b.  Class B Outstanding Monthly Interest:                                                                     $0.00
         c.  Class B Additional Interest:                                                                              $0.00
         d.  Excess Spread:                                                                                      $439,895.98

    3.   Collateral Available Funds:                                                                             $704,575.18

         a.  Excess Spread:                                                                                      $704,575.18

    4.   Total Excess Spread:                                                                                  $5,214,902.48

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                           76.4868%

    2.   Series 2004-2 Allocable Principal
         Collections:                                                                                        $135,267,457.13

    3.   Principal Allocation Percentage of
         Series 2004-2 Allocable Principal
         Collections:                                                                                        $103,461,697.73

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                         $0.00

    5.   Item 3 minus item 4:                                                                                $103,461,697.73

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-2:                                                                            $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                          $1,059,400.58

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                             $104,521,098.31

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                          $36,000,000.00

    2.   Required Collateral Invested Amount:                                                                 $36,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                            $104,521,098.31

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                    $0.00

    2.   Excess of Collateral Invested Amount                                                                          $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                                      $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-2.

    1.   Excess Spread:                                                                                        $5,214,902.48
    2.   Excess Finance Charge Collections:                                                                            $0.00
    3.   Applied to fund Class A Required Amount:                                                                      $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                           $0.00
    5.   Applied to fund Class B overdue Interest:                                                                     $0.00
    6.   Applied to fund Class B Required Amount:                                                                 $79,455.04
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    8.   Applied to Collateral Monthly Interest:                                                                 $186,000.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                                $666,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                         $95,346.05
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    12.  Deposited to Reserve Account:                                                                                 $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                           $4,187,434.72


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                 7.5996%
         b.  Prior Monthly Period:                                                                                   7.7742%
         c.  Second Prior Monthly Period:                                                                            7.4052%

    2.   Three Month Average Base Rate:                                                                              7.5930%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                20.5897%
         b.  Prior Monthly Period:                                                                                  19.8537%
         c.  Second Prior Monthly Period:                                                                           19.2752%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                       19.9062%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                  Yes

Series 2004-3 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest      Transferors Interest
                                                  ------------------       --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 784,449,473.20    600,000,000.00         184,449,473.20
Beginning Adjusted Invested Amount                               N/A    600,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                15,282,614.44     11,689,176.90           3,593,437.54
Collections of Principal Receivables                  202,901,185.70    155,192,546.59          47,708,639.11
Defaulted Amount                                        2,077,615.59      1,589,100.89             488,514.70

Ending Invested / Transferor Amounts                  780,532,092.49    600,000,000.00         180,532,092.49

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  4.3500%           4.5500%                5.8000%

Monthly Interest Due                                    1,892,250.00        113,750.00             239,733.33         2,245,733.33
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      1,892,250.00        113,750.00             239,733.33         2,245,733.33
Investor Default Amount                                 1,382,517.77         79,455.04             127,128.07         1,589,100.89
Investor Monthly Fees Due                                 870,000.00         50,000.00              80,000.00         1,000,000.00
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               4,144,767.77        243,205.04             446,861.40         4,834,834.21

Reallocated Investor Finance Charge Collections                                                                      11,486,782.96
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.0703%
Base Rate                                                                                                                  6.3693%
Excess Spread Percentage                                                                                                  13.3039%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        522,000,000.00     30,000,000.00          48,000,000.00       600,000,000.00
Interest Distributions                                  1,892,250.00        113,750.00             239,733.33         2,245,733.33
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     1,892,250.00        113,750.00             239,733.33         2,245,733.33
Ending Certificates Balance                           522,000,000.00     30,000,000.00          48,000,000.00       600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                            $3.63

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                         $3.63

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                            $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                 $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                            $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                       $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                        $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                        $3.79

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                         $3.79

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                             $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                      $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                          $0.00
         of Class B Invested Amount:
    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
                                                                                                                      $0.00
         certificate principal amount:
    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                             $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                            $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                        $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                     $6,891,682.09

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                      $239,733.33

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                         $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                      $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                       $6,651,948.76


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                    $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                             $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                             $9,993,501.18

         a.  Class A Monthly Interest:                                                                        $1,892,250.00
         b.  Class A Outstanding Monthly Interest:                                                                    $0.00
         c.  Class A Additional Interest:                                                                             $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                    $1,382,517.77
         e.  Excess Spread:                                                                                   $6,718,733.41

    2.   Class B Available Funds:                                                                               $574,339.15

         a.  Class B Monthly Interest:                                                                          $113,750.00
         b.  Class B Outstanding Monthly Interest:                                                                    $0.00
         c.  Class B Additional Interest:                                                                             $0.00
         d.  Excess Spread:                                                                                     $460,589.15

    3.   Collateral Available Funds:                                                                            $918,942.64

         a.  Excess Spread:                                                                                     $918,942.64

    4.   Total Excess Spread:                                                                                 $8,098,265.20

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                          76.4868%

    2.   Series 2004-3 Allocable Principal
         Collections:                                                                                       $202,901,185.70

    3.   Principal Allocation Percentage of
         Series 2004-3 Allocable Principal
         Collections:                                                                                       $155,192,546.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                        $0.00

    5.   Item 3 minus item 4:                                                                               $155,192,546.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-3:                                                                           $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                         $1,589,100.88

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                            $156,781,647.47

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                         $48,000,000.00

    2.   Required Collateral Invested Amount:                                                                $48,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                           $156,781,647.47

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                   $0.00

    2.   Excess of Collateral Invested Amount                                                                         $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                                     $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-3.

    1.   Excess Spread:                                                                                       $8,098,265.20
    2.   Excess Finance Charge Collections:                                                                           $0.00
    3.   Applied to fund Class A Required Amount:                                                                     $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                          $0.00
    5.   Applied to fund Class B overdue Interest:                                                                    $0.00
    6.   Applied to fund Class B Required Amount:                                                                $79,455.04
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                  $0.00
    8.   Applied to Collateral Monthly Interest:                                                                $239,733.33
    9.   Applied to unpaid Monthly Servicing Fee:                                                             $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                       $127,128.07
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                  $0.00
    12.  Deposited to Reserve Account:                                                                                $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                          $6,651,948.76


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                6.3693%
         b.  Prior Monthly Period:                                                                                  6.7793%
         c.  Second Prior Monthly Period:                                                                           6.1743%

    2.   Three Month Average Base Rate:                                                                             6.4410%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                               20.0703%
         b.  Prior Monthly Period:                                                                                 19.3477%
         c.  Second Prior Monthly Period:                                                                          18.5434%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.3205%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                 Yes

Series 2004-4 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest      Transferors Interest
                                                  ------------------       --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,438,157,367.53  1,100,000,000.00         338,157,367.53
Beginning Adjusted Invested Amount                               N/A  1,100,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                28,018,126.47     21,430,157.65           6,587,968.82
Collections of Principal Receivables                  371,985,507.12    284,519,668.76          87,465,838.36
Defaulted Amount                                        3,808,961.92      2,913,351.63             895,610.29

Ending Invested / Transferor Amounts                1,430,975,502.91  1,100,000,000.00         330,975,502.91

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest              Total
Principal Funding Account                                       0.00              0.00                   0.00               0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00               0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00               0.00
Reserve Account Deposit                                         0.00              0.00                   0.00               0.00
Reserve Draw Amount                                             0.00              0.00                   0.00               0.00
Reserve Account Surplus                                         0.00              0.00                   0.00               0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00               0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4200%           5.6100%                5.8000%

Monthly Interest Due                                    4,286,843.61        398,543.75             494,450.00       5,179,837.36
Outstanding Monthly Interest Due                                0.00              0.00                   0.00               0.00
Additional Interest Due                                         0.00              0.00                   0.00               0.00
Total Interest Due                                      4,286,843.61        398,543.75             494,450.00       5,179,837.36
Investor Default Amount                                 2,432,648.61        218,501.37             262,201.65       2,913,351.63
Investor Monthly Fees Due                               1,530,833.33        137,500.00             165,000.00       1,833,333.33
Investor Additional Amounts Due                                 0.00              0.00                   0.00               0.00
Total Due                                               8,250,325.55        754,545.12             921,651.65       9,926,522.32

Reallocated Investor Finance Charge Collections                                                                    21,441,967.77
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                         20.4938%
Base Rate                                                                                                                7.5068%
Excess Spread Percentage                                                                                                12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest              Total
Beginning Certificates Balance                        918,500,000.00     82,500,000.00          99,000,000.00   1,100,000,000.00
Interest Distributions                                  4,286,843.61        398,543.75             494,450.00       5,179,837.36
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00               0.00
Principal Distributions                                         0.00              0.00                   0.00               0.00
Total Distributions                                     4,286,843.61        398,543.75             494,450.00       5,179,837.36
Ending Certificates Balance                           918,500,000.00     82,500,000.00          99,000,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                          $4.67

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                       $4.67

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                          $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                               $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                              $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                              $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                          $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                              $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                     $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                      $4.83

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                       $4.83

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                           $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                              $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                        $0.00
         of Class B Invested Amount:
    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
                                                                                                                    $0.00
         certificate principal amount:
    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                           $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                  $12,009,895.45

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                    $494,450.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                       $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                    $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                    $11,515,445.45


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                  $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                           $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                          $17,904,043.09

         a.  Class A Monthly Interest:                                                                      $4,286,843.61
         b.  Class A Outstanding Monthly Interest:                                                                  $0.00
         c.  Class A Additional Interest:                                                                           $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                  $2,432,648.61
         e.  Excess Spread:                                                                                $11,184,550.87

    2.   Class B Available Funds:                                                                           $1,608,147.58

         a.  Class B Monthly Interest:                                                                        $398,543.75
         b.  Class B Outstanding Monthly Interest:                                                                  $0.00
         c.  Class B Additional Interest:                                                                           $0.00
         d.  Excess Spread:                                                                                 $1,209,603.83

    3.   Collateral Available Funds:                                                                        $1,929,777.10

         a.  Excess Spread:                                                                                 $1,929,777.10

    4.   Total Excess Spread:                                                                              $14,323,931.80

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                        76.4868%

    2.   Series 2004-4 Allocable Principal
         Collections:                                                                                     $371,985,507.12

    3.   Principal Allocation Percentage of
         Series 2004-4 Allocable Principal
         Collections:                                                                                     $284,519,668.76

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                      $0.00

    5.   Item 3 minus item 4:                                                                             $284,519,668.76

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-4:                                                                         $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                       $2,913,351.63

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                          $287,433,020.39

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                       $99,000,000.00

    2.   Required Collateral Invested Amount:                                                              $99,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                         $287,433,020.39

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                 $0.00

    2.   Excess of Collateral Invested Amount                                                                       $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                                   $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-4.

    1.   Excess Spread:                                                                                    $14,323,931.80
    2.   Excess Finance Charge Collections:                                                                         $0.00
    3.   Applied to fund Class A Required Amount:                                                                   $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                        $0.00
    5.   Applied to fund Class B overdue Interest:                                                                  $0.00
    6.   Applied to fund Class B Required Amount:                                                             $218,501.37
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    8.   Applied to Collateral Monthly Interest:                                                              $494,450.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                           $1,833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                     $262,201.65
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    12.  Deposited to Reserve Account:                                                                              $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                       $11,515,445.45


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                              7.5068%
         b.  Prior Monthly Period:                                                                                7.6814%
         c.  Second Prior Monthly Period:                                                                         7.3124%

    2.   Three Month Average Base Rate:                                                                           7.5002%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                             20.4938%
         b.  Prior Monthly Period:                                                                               19.7669%
         c.  Second Prior Monthly Period:                                                                        19.1794%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                    19.8134%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                               Yes

Series 2004-5 Certificates
                                                                        Total Investor
                                                   Series Allocations       Interest      Transferors Interest
                                                   ------------------       --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                1,307,415,788.66  1,000,000,000.00         307,415,788.66
Beginning Adjusted Invested Amount                                N/A  1,000,000,000.00                    N/A
Floating Allocation Percentage                                    N/A          76.4868%               23.5132%
Principal Allocation Percentage                                   N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                 25,471,024.06     19,481,961.50           5,989,062.56
Collections of Principal Receivables                   338,168,642.84    258,654,244.33          79,514,398.51
Defaulted Amount                                         3,462,692.65      2,648,501.48             814,191.17

Ending Invested / Transferor Amounts                 1,300,886,820.82  1,000,000,000.00         300,886,820.82

B. Monthly Period Funding Requirements                        Class A           Class B    Collateral Interest               Total
Principal Funding Account                                        0.00              0.00                   0.00                0.00
Investment Proceeds for Monthly Period                           0.00              0.00                   0.00                0.00
Reserve Account Opening Balance                                  0.00              0.00                   0.00                0.00
Reserve Account Deposit                                          0.00              0.00                   0.00                0.00
Reserve Draw Amount                                              0.00              0.00                   0.00                0.00
Reserve Account Surplus                                          0.00              0.00                   0.00                0.00
Reserve Account Closing Balance                                  0.00              0.00                   0.00                0.00

LIBOR Determination Date                              August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.4200%           5.5800%                5.7900%

Monthly Interest Due                                     3,897,130.56        360,375.00             448,725.00        4,706,230.56
Outstanding Monthly Interest Due                                 0.00              0.00                   0.00                0.00
Additional Interest Due                                          0.00              0.00                   0.00                0.00
Total Interest Due                                       3,897,130.56        360,375.00             448,725.00        4,706,230.56
Investor Default Amount                                  2,211,498.74        198,637.61             238,365.13        2,648,501.48
Investor Monthly Fees Due                                1,391,666.67        125,000.00             150,000.00        1,666,666.67
Investor Additional Amounts Due                                  0.00              0.00                   0.00                0.00
Total Due                                                7,500,295.97        684,012.61             837,090.13        9,021,398.71

Reallocated Investor Finance Charge Collections                                                                      19,489,985.48
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.4905%
Base Rate                                                                                                                  7.5036%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                  Class A           Class B    Collateral Interest               Total
Beginning Certificates Balance                         835,000,000.00     75,000,000.00          90,000,000.00    1,000,000,000.00
Interest Distributions                                   3,897,130.56        360,375.00             448,725.00        4,706,230.56
Principal Deposits - Prin. Funding Account                       0.00              0.00                   0.00                0.00
Principal Distributions                                          0.00              0.00                   0.00                0.00
Total Distributions                                      3,897,130.56        360,375.00             448,725.00        4,706,230.56
Ending Certificates Balance                            835,000,000.00     75,000,000.00          90,000,000.00    1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.67

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.67

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.81

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.81

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                   $10,917,311.77

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $448,725.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                     $10,468,586.77


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                           $16,274,137.88

         a.  Class A Monthly Interest:                                                                       $3,897,130.56
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $2,211,498.74
         e.  Excess Spread:                                                                                 $10,165,508.58

    2.   Class B Available Funds:                                                                            $1,461,748.91

         a.  Class B Monthly Interest:                                                                         $360,375.00
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                  $1,101,373.91

    3.   Collateral Available Funds:                                                                         $1,754,098.69

         a.  Excess Spread:                                                                                  $1,754,098.69

    4.   Total Excess Spread:                                                                               $13,020,981.18

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2004-5 Allocable Principal
         Collections:                                                                                      $338,168,642.84

    3.   Principal Allocation Percentage of
         Series 2004-5 Allocable Principal
         Collections:                                                                                      $258,654,244.33

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $258,654,244.33

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-5:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $2,648,501.48

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $261,302,745.81

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $90,000,000.00

    2.   Required Collateral Invested Amount:                                                               $90,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $261,302,745.81

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-5.

    1.   Excess Spread:                                                                                     $13,020,981.18
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                              $198,637.61
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $448,725.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,666,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $238,365.13
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                        $10,468,586.77


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.5036%
         b.  Prior Monthly Period:                                                                                 7.6782%
         c.  Second Prior Monthly Period:                                                                          7.3092%

    2.   Three Month Average Base Rate:                                                                            7.4970%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4905%
         b.  Prior Monthly Period:                                                                                19.7639%
         c.  Second Prior Monthly Period:                                                                         19.1761%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.8102%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes

Series 2005-1 Certificates
                                                                        Total Investor
                                                   Series Allocations       Interest    Transferors Interest
                                                   ------------------       --------    --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                  784,449,473.20    600,000,000.00         184,449,473.20
Beginning Adjusted Invested Amount                                N/A    600,000,000.00                    N/A
Floating Allocation Percentage                                    N/A          76.4868%               23.5132%
Principal Allocation Percentage                                   N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                 15,282,614.44     11,689,176.90           3,593,437.54
Collections of Principal Receivables                   202,901,185.70    155,192,546.59          47,708,639.11
Defaulted Amount                                         2,077,615.59      1,589,100.89             488,514.70

Ending Invested / Transferor Amounts                   780,532,092.49    600,000,000.00         180,532,092.49

B. Monthly Period Funding Requirements                        Class A           Class B    Collateral Interest              Total
Principal Funding Account                                        0.00              0.00                   0.00               0.00
Investment Proceeds for Monthly Period                           0.00              0.00                   0.00               0.00
Reserve Account Opening Balance                                  0.00              0.00                   0.00               0.00
Reserve Account Deposit                                          0.00              0.00                   0.00               0.00
Reserve Draw Amount                                              0.00              0.00                   0.00               0.00
Reserve Account Surplus                                          0.00              0.00                   0.00               0.00
Reserve Account Closing Balance                                  0.00              0.00                   0.00               0.00

LIBOR Determination Date                              August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3600%           5.4500%                5.6600%

Monthly Interest Due                                     2,312,393.33        211,187.50             263,190.00       2,786,770.83
Outstanding Monthly Interest Due                                 0.00              0.00                   0.00               0.00
Additional Interest Due                                          0.00              0.00                   0.00               0.00
Total Interest Due                                       2,312,393.33        211,187.50             263,190.00       2,786,770.83
Investor Default Amount                                  1,326,899.24        119,182.57             143,019.08       1,589,100.89
Investor Monthly Fees Due                                  835,000.00         75,000.00              90,000.00       1,000,000.00
Investor Additional Amounts Due                                  0.00              0.00                   0.00               0.00
Total Due                                                4,474,292.57        405,370.07             496,209.08       5,375,871.72

Reallocated Investor Finance Charge Collections                                                                     11,657,023.78
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          20.4155%
Base Rate                                                                                                                 7.4310%
Excess Spread Percentage                                                                                                 12.5623%

C. Certificates - Balances and Distributions                  Class A           Class B    Collateral Interest              Total
Beginning Certificates Balance                         501,000,000.00     45,000,000.00          54,000,000.00     600,000,000.00
Interest Distributions                                   2,312,393.33        211,187.50             263,190.00       2,786,770.83
Principal Deposits - Prin. Funding Account                       0.00              0.00                   0.00               0.00
Principal Distributions                                          0.00              0.00                   0.00               0.00
Total Distributions                                      2,312,393.33        211,187.50             263,190.00       2,786,770.83
Ending Certificates Balance                            501,000,000.00     45,000,000.00          54,000,000.00     600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                             $4.62

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                          $4.62

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                             $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                  $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                 $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                 $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                             $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                 $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                         $4.69

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                          $4.69

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                              $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                       $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                 $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                           $0.00
         of Class B Invested Amount:
    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
                                                                                                                       $0.00
         certificate principal amount:
    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                              $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                             $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                      $6,544,342.06

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                       $263,190.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                          $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                       $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                        $6,281,152.06


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                     $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                              $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                              $9,733,614.86

         a.  Class A Monthly Interest:                                                                         $2,312,393.33
         b.  Class A Outstanding Monthly Interest:                                                                     $0.00
         c.  Class A Additional Interest:                                                                              $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                     $1,326,899.24
         e.  Excess Spread:                                                                                    $6,094,322.29

    2.   Class B Available Funds:                                                                                $874,276.78

         a.  Class B Monthly Interest:                                                                           $211,187.50
         b.  Class B Outstanding Monthly Interest:                                                                     $0.00
         c.  Class B Additional Interest:                                                                              $0.00
         d.  Excess Spread:                                                                                      $663,089.28

    3.   Collateral Available Funds:                                                                           $1,049,132.14

         a.  Excess Spread:                                                                                    $1,049,132.14

    4.   Total Excess Spread:                                                                                  $7,806,543.71

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                           76.4868%

    2.   Series 2005-1 Allocable Principal
         Collections:                                                                                        $202,901,185.70

    3.   Principal Allocation Percentage of
         Series 2005-1 Allocable Principal
         Collections:                                                                                        $155,192,546.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                         $0.00

    5.   Item 3 minus item 4:                                                                                $155,192,546.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-1:                                                                            $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                          $1,589,100.89

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                             $156,781,647.48

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                          $54,000,000.00

    2.   Required Collateral Invested Amount:                                                                 $54,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                            $156,781,647.48

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                    $0.00

    2.   Excess of Collateral Invested Amount                                                                          $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                                      $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-1.

    1.   Excess Spread:                                                                                        $7,806,543.71
    2.   Excess Finance Charge Collections:                                                                            $0.00
    3.   Applied to fund Class A Required Amount:                                                                      $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                           $0.00
    5.   Applied to fund Class B overdue Interest:                                                                     $0.00
    6.   Applied to fund Class B Required Amount:                                                                $119,182.57
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    8.   Applied to Collateral Monthly Interest:                                                                 $263,190.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                              $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                        $143,019.08
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    12.  Deposited to Reserve Account:                                                                                 $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                           $6,281,152.06


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                 7.4310%
         b.  Prior Monthly Period:                                                                                   7.6057%
         c.  Second Prior Monthly Period:                                                                            7.2366%

    2.   Three Month Average Base Rate:                                                                              7.4244%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                20.4155%
         b.  Prior Monthly Period:                                                                                  19.6960%
         c.  Second Prior Monthly Period:                                                                           19.1012%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                       19.7376%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                  Yes

Series 2005-2 Certificates
                                                                        Total Investor
                                                  Series Allocations        Interest      Transferors Interest
                                                  ------------------        --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 784,449,473.20     600,000,000.00         184,449,473.20
Beginning Adjusted Invested Amount                               N/A     600,000,000.00                    N/A
Floating Allocation Percentage                                   N/A           76.4868%               23.5132%
Principal Allocation Percentage                                  N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                15,282,614.44      11,689,176.90           3,593,437.54
Collections of Principal Receivables                  202,901,185.70     155,192,546.59          47,708,639.11
Defaulted Amount                                        2,077,615.59       1,589,100.89             488,514.70

Ending Invested / Transferor Amounts                  780,532,092.49     600,000,000.00         180,532,092.49

B. Monthly Period Funding Requirements                       Class A            Class B    Collateral Interest                Total
Principal Funding Account                                       0.00               0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00               0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00               0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00               0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00               0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00               0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00               0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4300%            5.6100%                5.8200%

Monthly Interest Due                                    2,342,592.50         217,387.50             270,630.00         2,830,610.00
Outstanding Monthly Interest Due                                0.00               0.00                   0.00                 0.00
Additional Interest Due                                         0.00               0.00                   0.00                 0.00
Total Interest Due                                      2,342,592.50         217,387.50             270,630.00         2,830,610.00
Investor Default Amount                                 1,326,899.24         119,182.57             143,019.08         1,589,100.89
Investor Monthly Fees Due                                 835,000.00          75,000.00              90,000.00         1,000,000.00
Investor Additional Amounts Due                                 0.00               0.00                   0.00                 0.00
Total Due                                               4,504,491.74         411,570.07             503,649.08         5,419,710.89

Reallocated Investor Finance Charge Collections                                                                       11,700,862.95
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.5044%
Base Rate                                                                                                                   7.5171%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                 Class A            Class B    Collateral Interest                Total
Beginning Certificates Balance                        501,000,000.00      45,000,000.00          54,000,000.00       600,000,000.00
Interest Distributions                                  2,342,592.50         217,387.50             270,630.00         2,830,610.00
Principal Deposits - Prin. Funding Account                      0.00               0.00                   0.00                 0.00
Principal Distributions                                         0.00               0.00                   0.00                 0.00
Total Distributions                                     2,342,592.50         217,387.50             270,630.00         2,830,610.00
Ending Certificates Balance                           501,000,000.00      45,000,000.00          54,000,000.00       600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                            $4.68

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                         $4.68

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                            $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                 $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                            $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                       $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                        $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                        $4.83

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                         $4.83

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                             $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                      $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                          $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                             $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                            $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                        $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                     $6,551,782.06

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                      $270,630.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                         $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                      $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                       $6,281,152.06


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                    $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                             $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                             $9,770,220.56

         a.  Class A Monthly Interest:                                                                        $2,342,592.50
         b.  Class A Outstanding Monthly Interest:                                                                    $0.00
         c.  Class A Additional Interest:                                                                             $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                    $1,326,899.24
         e.  Excess Spread:                                                                                   $6,100,728.82

    2.   Class B Available Funds:                                                                               $877,564.72

         a.  Class B Monthly Interest:                                                                          $217,387.50
         b.  Class B Outstanding Monthly Interest:                                                                    $0.00
         c.  Class B Additional Interest:                                                                             $0.00
         d.  Excess Spread:                                                                                     $660,177.22

    3.   Collateral Available Funds:                                                                          $1,053,077.67

         a.  Excess Spread:                                                                                   $1,053,077.67

    4.   Total Excess Spread:                                                                                 $7,813,983.71

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                          76.4868%

    2.   Series 2005-2 Allocable Principal
         Collections:                                                                                       $202,901,185.70

    3.   Principal Allocation Percentage of
         Series 2005-2 Allocable Principal
         Collections:                                                                                       $155,192,546.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                        $0.00

    5.   Item 3 minus item 4:                                                                               $155,192,546.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-2:                                                                           $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                         $1,589,100.89

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                            $156,781,647.48

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                         $54,000,000.00

    2.   Required Collateral Invested Amount:                                                                $54,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                           $156,781,647.48

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                   $0.00

    2.   Excess of Collateral Invested Amount                                                                         $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                                     $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-2.

    1.   Excess Spread:                                                                                       $7,813,983.71
    2.   Excess Finance Charge Collections:                                                                           $0.00
    3.   Applied to fund Class A Required Amount:                                                                     $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                          $0.00
    5.   Applied to fund Class B overdue Interest:                                                                    $0.00
    6.   Applied to fund Class B Required Amount:                                                               $119,182.57
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                  $0.00
    8.   Applied to Collateral Monthly Interest:                                                                $270,630.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                             $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                       $143,019.08
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                  $0.00
    12.  Deposited to Reserve Account:                                                                                $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                          $6,281,152.06


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                7.5171%
         b.  Prior Monthly Period:                                                                                  7.6917%
         c.  Second Prior Monthly Period:                                                                           7.3227%

    2.   Three Month Average Base Rate:                                                                             7.5105%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                               20.5044%
         b.  Prior Monthly Period:                                                                                 19.7765%
         c.  Second Prior Monthly Period:                                                                          19.1901%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.8237%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                 Yes

Series 2005-3 Certificates
                                                                         Total Investor
                                                   Series Allocations        Interest     Transferors Interest
                                                   ------------------        --------     --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                  915,191,052.06     700,000,000.00       215,191,052.06
Beginning Adjusted Invested Amount                                N/A     700,000,000.00                  N/A
Floating Allocation Percentage                                    N/A           76.4868%             23.5132%
Principal Allocation Percentage                                   N/A           76.4868%             23.5132%
Collections of Finance Chg. Receivables                 17,829,716.84      13,637,373.05         4,192,343.79
Collections of Principal Receivables                   236,718,049.99     181,057,971.03        55,660,078.96
Defaulted Amount                                         2,423,884.86       1,853,951.04           569,933.82

Ending Invested / Transferor Amounts                   910,620,774.58     700,000,000.00       210,620,774.58

B. Monthly Period Funding Requirements                        Class A            Class B  Collateral Interest                Total
Principal Funding Account                                        0.00               0.00                 0.00                 0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00                 0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00                 0.00
Reserve Account Deposit                                          0.00               0.00                 0.00                 0.00
Reserve Draw Amount                                              0.00               0.00                 0.00                 0.00
Reserve Account Surplus                                          0.00               0.00                 0.00                 0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00                 0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006      August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3300%            5.4700%              5.5800%

Monthly Interest Due                                     2,682,692.64         247,289.58           302,715.00         3,232,697.22
Outstanding Monthly Interest Due                                 0.00               0.00                 0.00                 0.00
Additional Interest Due                                          0.00               0.00                 0.00                 0.00
Total Interest Due                                       2,682,692.64         247,289.58           302,715.00         3,232,697.22
Investor Default Amount                                  1,548,049.12         139,046.33           166,855.59         1,853,951.04
Investor Monthly Fees Due                                  974,166.67          87,500.00           105,000.00         1,166,666.67
Investor Additional Amounts Due                                  0.00               0.00                 0.00                 0.00
Total Due                                                5,204,908.43         473,835.91           574,570.59         6,253,314.93

Reallocated Investor Finance Charge Collections                                                                      13,581,325.67
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.3833%
Base Rate                                                                                                                  7.3999%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                  Class A            Class B  Collateral Interest                Total
Beginning Certificates Balance                         584,500,000.00      52,500,000.00        63,000,000.00       700,000,000.00
Interest Distributions                                   2,682,692.64         247,289.58           302,715.00         3,232,697.22
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00                 0.00
Principal Distributions                                          0.00               0.00                 0.00                 0.00
Total Distributions                                      2,682,692.64         247,289.58           302,715.00         3,232,697.22
Ending Certificates Balance                            584,500,000.00      52,500,000.00        63,000,000.00       700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.59

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.59

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.71

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.71

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                    $7,630,725.74

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $302,715.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                      $7,328,010.74


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                           $11,340,406.93

         a.  Class A Monthly Interest:                                                                       $2,682,692.64
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $1,548,049.12
         e.  Excess Spread:                                                                                  $7,109,665.17

    2.   Class B Available Funds:                                                                            $1,018,599.43

         a.  Class B Monthly Interest:                                                                         $247,289.58
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                    $771,309.85

    3.   Collateral Available Funds:                                                                         $1,222,319.31

         a.  Excess Spread:                                                                                  $1,222,319.31

    4.   Total Excess Spread:                                                                                $9,103,294.33

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2005-3 Allocable Principal
         Collections:                                                                                      $236,718,049.99

    3.   Principal Allocation Percentage of
         Series 2005-3 Allocable Principal
         Collections:                                                                                      $181,057,971.03

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $181,057,971.03

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-3:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $1,853,951.04

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $182,911,922.07

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $63,000,000.00

    2.   Required Collateral Invested Amount:                                                               $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $182,911,922.07

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-3.

    1.   Excess Spread:                                                                                      $9,103,294.33
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                              $139,046.33
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $302,715.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $166,855.59
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                         $7,328,010.74


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.3999%
         b.  Prior Monthly Period:                                                                                 7.5745%
         c.  Second Prior Monthly Period:                                                                          7.2055%

    2.   Three Month Average Base Rate:                                                                            7.3933%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.3833%
         b.  Prior Monthly Period:                                                                                19.6669%
         c.  Second Prior Monthly Period:                                                                         19.0691%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.7064%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes

Series 2005-4 Certificates
                                                                        Total Investor
                                                  Series Allocations        Interest        Transferors Interest
                                                  ------------------        --------        --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 653,707,894.33     500,000,000.00         153,707,894.33
Beginning Adjusted Invested Amount                               N/A     500,000,000.00                    N/A
Floating Allocation Percentage                                   N/A           76.4868%               23.5132%
Principal Allocation Percentage                                  N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                12,735,512.03       9,740,980.75           2,994,531.28
Collections of Principal Receivables                  169,084,321.42     129,327,122.16          39,757,199.26
Defaulted Amount                                        1,731,346.33       1,324,250.74             407,095.59

Ending Invested / Transferor Amounts                  650,443,410.41     500,000,000.00         150,443,410.41

B. Monthly Period Funding Requirements                       Class A            Class B    Collateral Interest                Total
Principal Funding Account                                       0.00               0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00               0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00               0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00               0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00               0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00               0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00               0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4000%            5.5800%                5.7500%

Monthly Interest Due                                    1,941,375.00         180,187.50             222,812.50         2,344,375.00
Outstanding Monthly Interest Due                                0.00               0.00                   0.00                 0.00
Additional Interest Due                                         0.00               0.00                   0.00                 0.00
Total Interest Due                                      1,941,375.00         180,187.50             222,812.50         2,344,375.00
Investor Default Amount                                 1,105,749.37          99,318.81             119,182.57         1,324,250.74
Investor Monthly Fees Due                                 695,833.33          62,500.00              75,000.00           833,333.33
Investor Additional Amounts Due                                 0.00               0.00                   0.00                 0.00
Total Due                                               3,742,957.70         342,006.31             416,995.07         4,501,959.08

Reallocated Investor Finance Charge Collections                                                                        9,736,252.46
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.4692%
Base Rate                                                                                                                   7.4830%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                 Class A            Class B    Collateral Interest                Total
Beginning Certificates Balance                        417,500,000.00      37,500,000.00          45,000,000.00       500,000,000.00
Interest Distributions                                  1,941,375.00         180,187.50             222,812.50         2,344,375.00
Principal Deposits - Prin. Funding Account                      0.00               0.00                   0.00                 0.00
Principal Distributions                                         0.00               0.00                   0.00                 0.00
Total Distributions                                     1,941,375.00         180,187.50             222,812.50         2,344,375.00
Ending Certificates Balance                           417,500,000.00      37,500,000.00          45,000,000.00       500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.65

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.65

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.81

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.81

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                    $5,457,105.87

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $222,812.50

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                      $5,234,293.37


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                            $8,129,770.80

         a.  Class A Monthly Interest:                                                                       $1,941,375.00
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $1,105,749.37
         e.  Excess Spread:                                                                                  $5,082,646.43

    2.   Class B Available Funds:                                                                              $730,218.93

         a.  Class B Monthly Interest:                                                                         $180,187.50
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                    $550,031.43

    3.   Collateral Available Funds:                                                                           $876,262.72

         a.  Excess Spread:                                                                                    $876,262.72

    4.   Total Excess Spread:                                                                                $6,508,940.58

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2005-4 Allocable Principal
         Collections:                                                                                      $169,084,321.42

    3.   Principal Allocation Percentage of
         Series 2005-4 Allocable Principal
         Collections:                                                                                      $129,327,122.16

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $129,327,122.16

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-4:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $1,324,250.75

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $130,651,372.91

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $45,000,000.00

    2.   Required Collateral Invested Amount:                                                               $45,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $130,651,372.91

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-4.

    1.   Excess Spread:                                                                                      $6,508,940.58
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                               $99,318.81
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $222,812.50
    9.   Applied to unpaid Monthly Servicing Fee:                                                              $833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $119,182.57
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                         $5,234,293.37


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.4830%
         b.  Prior Monthly Period:                                                                                 7.6576%
         c.  Second Prior Monthly Period:                                                                          7.2886%

    2.   Three Month Average Base Rate:                                                                            7.4764%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4692%
         b.  Prior Monthly Period:                                                                                19.7446%
         c.  Second Prior Monthly Period:                                                                         19.1549%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.7896%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes

Series 2005-5 Certificates
                                                                         Total Investor
                                                   Series Allocations        Interest       Transferors Interest
                                                   ------------------        --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                1,438,157,367.53   1,100,000,000.00         338,157,367.53
Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                    N/A
Floating Allocation Percentage                                    N/A           76.4868%               23.5132%
Principal Allocation Percentage                                   N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                 28,018,126.47      21,430,157.65           6,587,968.82
Collections of Principal Receivables                   371,985,507.12     284,519,668.76          87,465,838.36
Defaulted Amount                                         3,808,961.92       2,913,351.63             895,610.29

Ending Invested / Transferor Amounts                 1,430,975,502.91   1,100,000,000.00         330,975,502.91

B. Monthly Period Funding Requirements                        Class A            Class B    Collateral Interest               Total
Principal Funding Account                                        0.00               0.00                   0.00                0.00
Investment Proceeds for Monthly Period                           0.00               0.00                   0.00                0.00
Reserve Account Opening Balance                                  0.00               0.00                   0.00                0.00
Reserve Account Deposit                                          0.00               0.00                   0.00                0.00
Reserve Draw Amount                                              0.00               0.00                   0.00                0.00
Reserve Account Surplus                                          0.00               0.00                   0.00                0.00
Reserve Account Closing Balance                                  0.00               0.00                   0.00                0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3700%            5.5100%                5.6500%

Monthly Interest Due                                     4,247,297.08         391,439.58             481,662.50        5,120,399.16
Outstanding Monthly Interest Due                                 0.00               0.00                   0.00                0.00
Additional Interest Due                                          0.00               0.00                   0.00                0.00
Total Interest Due                                       4,247,297.08         391,439.58             481,662.50        5,120,399.16
Investor Default Amount                                  2,432,648.61         218,501.37             262,201.65        2,913,351.63
Investor Monthly Fees Due                                1,530,833.33         137,500.00             165,000.00        1,833,333.33
Investor Additional Amounts Due                                  0.00               0.00                   0.00                0.00
Total Due                                                8,210,779.02         747,440.95             908,864.15        9,867,084.12

Reallocated Investor Finance Charge Collections                                                                       21,382,529.57
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            20.4280%
Base Rate                                                                                                                   7.4431%
Excess Spread Percentage                                                                                                   12.5623%

C. Certificates - Balances and Distributions                  Class A            Class B    Collateral Interest               Total
Beginning Certificates Balance                         918,500,000.00      82,500,000.00          99,000,000.00    1,100,000,000.00
Interest Distributions                                   4,247,297.08         391,439.58             481,662.50        5,120,399.16
Principal Deposits - Prin. Funding Account                       0.00               0.00                   0.00                0.00
Principal Distributions                                          0.00               0.00                   0.00                0.00
Total Distributions                                      4,247,297.08         391,439.58             481,662.50        5,120,399.16
Ending Certificates Balance                            918,500,000.00      82,500,000.00          99,000,000.00    1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.62

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.62

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.74

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.74

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                   $11,997,107.95

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $481,662.50

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                     $11,515,445.45


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                           $17,854,412.19

         a.  Class A Monthly Interest:                                                                       $4,247,297.08
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $2,432,648.61
         e.  Excess Spread:                                                                                 $11,174,466.50

    2.   Class B Available Funds:                                                                            $1,603,689.72

         a.  Class B Monthly Interest:                                                                         $391,439.58
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                  $1,212,250.14

    3.   Collateral Available Funds:                                                                         $1,924,427.66

         a.  Excess Spread:                                                                                  $1,924,427.66

    4.   Total Excess Spread:                                                                               $14,311,144.30

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2005-5 Allocable Principal
         Collections:                                                                                      $371,985,507.12

    3.   Principal Allocation Percentage of
         Series 2005-5 Allocable Principal
         Collections:                                                                                      $284,519,668.76

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $284,519,668.76

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-5:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $2,913,351.63

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $287,433,020.39

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $99,000,000.00

    2.   Required Collateral Invested Amount:                                                               $99,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $287,433,020.39

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-5.

    1.   Excess Spread:                                                                                     $14,311,144.30
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                              $218,501.37
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $481,662.50
    9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $262,201.65
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                        $11,515,445.45


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.4431%
         b.  Prior Monthly Period:                                                                                 7.6178%
         c.  Second Prior Monthly Period:                                                                          7.2487%

    2.   Three Month Average Base Rate:                                                                            7.4366%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4280%
         b.  Prior Monthly Period:                                                                                19.7074%
         c.  Second Prior Monthly Period:                                                                         19.1138%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.7497%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes

Series 2005-6 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest      Transferors Interest
                                                  ------------------       --------      --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 915,191,052.06    700,000,000.00         215,191,052.06
Beginning Adjusted Invested Amount                               N/A    700,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                17,829,716.84     13,637,373.05           4,192,343.79
Collections of Principal Receivables                  236,718,049.99    181,057,971.03          55,660,078.96
Defaulted Amount                                        2,423,884.86      1,853,951.04             569,933.82

Ending Invested / Transferor Amounts                  910,620,774.58    700,000,000.00         210,620,774.58

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.3300%           5.4700%                5.5800%

Monthly Interest Due                                    2,682,692.64        247,289.58             302,715.00         3,232,697.22
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      2,682,692.64        247,289.58             302,715.00         3,232,697.22
Investor Default Amount                                 1,548,049.12        139,046.33             166,855.59         1,853,951.04
Investor Monthly Fees Due                                 974,166.67         87,500.00             105,000.00         1,166,666.67
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               5,204,908.43        473,835.91             574,570.59         6,253,314.93

Reallocated Investor Finance Charge Collections                                                                      13,581,325.67
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.3833%
Base Rate                                                                                                                  7.3999%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        584,500,000.00     52,500,000.00          63,000,000.00       700,000,000.00
Interest Distributions                                  2,682,692.64        247,289.58             302,715.00         3,232,697.22
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     2,682,692.64        247,289.58             302,715.00         3,232,697.22
Ending Certificates Balance                           584,500,000.00     52,500,000.00          63,000,000.00       700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                              $4.59

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                           $4.59

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                              $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                  $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                              $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                  $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                          $4.71

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                           $4.71

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                               $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                        $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                  $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                            $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                  $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                               $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                              $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                          $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                       $7,630,725.74

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                        $302,715.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                           $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                        $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                         $7,328,010.74


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                      $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                               $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                              $11,340,406.93

         a.  Class A Monthly Interest:                                                                          $2,682,692.64
         b.  Class A Outstanding Monthly Interest:                                                                      $0.00
         c.  Class A Additional Interest:                                                                               $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                      $1,548,049.12
         e.  Excess Spread:                                                                                     $7,109,665.17

    2.   Class B Available Funds:                                                                               $1,018,599.43

         a.  Class B Monthly Interest:                                                                            $247,289.58
         b.  Class B Outstanding Monthly Interest:                                                                      $0.00
         c.  Class B Additional Interest:                                                                               $0.00
         d.  Excess Spread:                                                                                       $771,309.85

    3.   Collateral Available Funds:                                                                            $1,222,319.31

         a.  Excess Spread:                                                                                     $1,222,319.31

    4.   Total Excess Spread:                                                                                   $9,103,294.33

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                            76.4868%

    2.   Series 2005-6 Allocable Principal
         Collections:                                                                                         $236,718,049.99

    3.   Principal Allocation Percentage of
         Series 2005-6 Allocable Principal
         Collections:                                                                                         $181,057,971.03

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                          $0.00

    5.   Item 3 minus item 4:                                                                                 $181,057,971.03

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-6:                                                                             $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                           $1,853,951.04

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                              $182,911,922.07

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                           $63,000,000.00

    2.   Required Collateral Invested Amount:                                                                  $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                      $0.00

    4.   Treated as Shared Principal Collections:                                                             $182,911,922.07

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                     $0.00

    2.   Excess of Collateral Invested Amount                                                                           $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                        $0.00

    4.   Treated as Shared Principal Collections:                                                                       $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-6.

    1.   Excess Spread:                                                                                         $9,103,294.33
    2.   Excess Finance Charge Collections:                                                                             $0.00
    3.   Applied to fund Class A Required Amount:                                                                       $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                            $0.00
    5.   Applied to fund Class B overdue Interest:                                                                      $0.00
    6.   Applied to fund Class B Required Amount:                                                                 $139,046.33
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    8.   Applied to Collateral Monthly Interest:                                                                  $302,715.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                         $166,855.59
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                    $0.00
    12.  Deposited to Reserve Account:                                                                                  $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                            $7,328,010.74


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                  7.3999%
         b.  Prior Monthly Period:                                                                                    7.5745%
         c.  Second Prior Monthly Period:                                                                             7.2055%

    2.   Three Month Average Base Rate:                                                                               7.3933%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                 20.3833%
         b.  Prior Monthly Period:                                                                                   19.6669%
         c.  Second Prior Monthly Period:                                                                            19.0691%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.7064%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                   Yes

Series 2005-7 Certificates
                                                                        Total Investor
                                                  Series Allocations        Interest       Transferors Interest
                                                  ------------------        --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 915,191,052.06     700,000,000.00         215,191,052.06
Beginning Adjusted Invested Amount                               N/A     700,000,000.00                    N/A
Floating Allocation Percentage                                   N/A           76.4868%               23.5132%
Principal Allocation Percentage                                  N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                17,829,716.84      13,637,373.05           4,192,343.79
Collections of Principal Receivables                  236,718,049.99     181,057,971.03          55,660,078.96
Defaulted Amount                                        2,423,884.86       1,853,951.04             569,933.82

Ending Invested / Transferor Amounts                  910,620,774.58     700,000,000.00         210,620,774.58

B. Monthly Period Funding Requirements                       Class A            Class B    Collateral Interest               Total
Principal Funding Account                                       0.00               0.00                   0.00                0.00
Investment Proceeds for Monthly Period                          0.00               0.00                   0.00                0.00
Reserve Account Opening Balance                                 0.00               0.00                   0.00                0.00
Reserve Account Deposit                                         0.00               0.00                   0.00                0.00
Reserve Draw Amount                                             0.00               0.00                   0.00                0.00
Reserve Account Surplus                                         0.00               0.00                   0.00                0.00
Reserve Account Closing Balance                                 0.00               0.00                   0.00                0.00

LIBOR Determination Date                             August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.4000%            5.6000%                5.7400%

Monthly Interest Due                                    2,717,925.00         253,166.67             311,395.00        3,282,486.67
Outstanding Monthly Interest Due                                0.00               0.00                   0.00                0.00
Additional Interest Due                                         0.00               0.00                   0.00                0.00
Total Interest Due                                      2,717,925.00         253,166.67             311,395.00        3,282,486.67
Investor Default Amount                                 1,548,049.12         139,046.33             166,855.59        1,853,951.04
Investor Monthly Fees Due                                 974,166.67          87,500.00             105,000.00        1,166,666.67
Investor Additional Amounts Due                                 0.00               0.00                   0.00                0.00
Total Due                                               5,240,140.79         479,713.00             583,250.59        6,303,104.38

Reallocated Investor Finance Charge Collections                                                                      13,631,115.12
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.4698%
Base Rate                                                                                                                  7.4836%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A            Class B    Collateral Interest               Total
Beginning Certificates Balance                        584,500,000.00      52,500,000.00          63,000,000.00      700,000,000.00
Interest Distributions                                  2,717,925.00         253,166.67             311,395.00        3,282,486.67
Principal Deposits - Prin. Funding Account                      0.00               0.00                   0.00                0.00
Principal Distributions                                         0.00               0.00                   0.00                0.00
Total Distributions                                     2,717,925.00         253,166.67             311,395.00        3,282,486.67
Ending Certificates Balance                           584,500,000.00      52,500,000.00          63,000,000.00      700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                             $4.65

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                          $4.65

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                             $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                  $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                                 $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                                 $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                             $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                                 $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                         $4.82

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                          $4.82

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                              $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                       $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                                 $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                           $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                                 $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                              $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                             $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                         $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                      $7,639,405.74

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                       $311,395.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                          $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                       $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                        $7,328,010.74


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                     $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                              $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                             $11,381,981.13

         a.  Class A Monthly Interest:                                                                         $2,717,925.00
         b.  Class A Outstanding Monthly Interest:                                                                     $0.00
         c.  Class A Additional Interest:                                                                              $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                     $1,548,049.12
         e.  Excess Spread:                                                                                    $7,116,007.01

    2.   Class B Available Funds:                                                                              $1,022,333.63

         a.  Class B Monthly Interest:                                                                           $253,166.67
         b.  Class B Outstanding Monthly Interest:                                                                     $0.00
         c.  Class B Additional Interest:                                                                              $0.00
         d.  Excess Spread:                                                                                      $769,166.96

    3.   Collateral Available Funds:                                                                           $1,226,800.36

         a.  Excess Spread:                                                                                    $1,226,800.36

    4.   Total Excess Spread:                                                                                  $9,111,974.33

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                           76.4868%

    2.   Series 2005-7 Allocable Principal
         Collections:                                                                                        $236,718,049.99

    3.   Principal Allocation Percentage of
         Series 2005-7 Allocable Principal
         Collections:                                                                                        $181,057,971.03

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                         $0.00

    5.   Item 3 minus item 4:                                                                                $181,057,971.03

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-7:                                                                            $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                          $1,853,951.04

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                             $182,911,922.07

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                          $63,000,000.00

    2.   Required Collateral Invested Amount:                                                                 $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                            $182,911,922.07

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                    $0.00

    2.   Excess of Collateral Invested Amount                                                                          $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                       $0.00

    4.   Treated as Shared Principal Collections:                                                                      $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-7.

    1.   Excess Spread:                                                                                        $9,111,974.33
    2.   Excess Finance Charge Collections:                                                                            $0.00
    3.   Applied to fund Class A Required Amount:                                                                      $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                           $0.00
    5.   Applied to fund Class B overdue Interest:                                                                     $0.00
    6.   Applied to fund Class B Required Amount:                                                                $139,046.33
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    8.   Applied to Collateral Monthly Interest:                                                                 $311,395.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                              $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                        $166,855.59
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                   $0.00
    12.  Deposited to Reserve Account:                                                                                 $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                           $7,328,010.74


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                                 7.4836%
         b.  Prior Monthly Period:                                                                                   7.6582%
         c.  Second Prior Monthly Period:                                                                            7.2892%

    2.   Three Month Average Base Rate:                                                                              7.4770%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                                20.4698%
         b.  Prior Monthly Period:                                                                                  19.7452%
         c.  Second Prior Monthly Period:                                                                           19.1555%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                       19.7902%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                  Yes

Series 2005-8 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest       Transferors Interest
                                                  ------------------       --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 653,707,894.33    500,000,000.00         153,707,894.33
Beginning Adjusted Invested Amount                               N/A    500,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                12,735,512.03      9,740,980.75           2,994,531.28
Collections of Principal Receivables                  169,084,321.42    129,327,122.16          39,757,199.26
Defaulted Amount                                        1,731,346.33      1,324,250.74             407,095.59

Ending Invested / Transferor Amounts                  650,443,410.41    500,000,000.00         150,443,410.41

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.3600%           5.5000%                5.6600%

Monthly Interest Due                                    1,926,994.44        177,604.17             219,325.00         2,323,923.61
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      1,926,994.44        177,604.17             219,325.00         2,323,923.61
Investor Default Amount                                 1,105,749.37         99,318.81             119,182.57         1,324,250.74
Investor Monthly Fees Due                                 695,833.33         62,500.00              75,000.00           833,333.33
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               3,728,577.14        339,422.98             413,507.57         4,481,507.69

Reallocated Investor Finance Charge Collections                                                                       9,715,801.07
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.4194%
Base Rate                                                                                                                  7.4348%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        417,500,000.00     37,500,000.00          45,000,000.00       500,000,000.00
Interest Distributions                                  1,926,994.44        177,604.17             219,325.00         2,323,923.61
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     1,926,994.44        177,604.17             219,325.00         2,323,923.61
Ending Certificates Balance                           417,500,000.00     37,500,000.00          45,000,000.00       500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.62

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.62

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.74

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.74

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                    $5,453,618.38

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $219,325.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                      $5,234,293.38


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                            $8,112,693.89

         a.  Class A Monthly Interest:                                                                       $1,926,994.44
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $1,105,749.37
         e.  Excess Spread:                                                                                  $5,079,950.08

    2.   Class B Available Funds:                                                                              $728,685.08

         a.  Class B Monthly Interest:                                                                         $177,604.17
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                    $551,080.91

    3.   Collateral Available Funds:                                                                           $874,422.10

         a.  Excess Spread:                                                                                    $874,422.10

    4.   Total Excess Spread:                                                                                $6,505,453.09

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2005-8 Allocable Principal
         Collections:                                                                                      $169,084,321.42

    3.   Principal Allocation Percentage of
         Series 2005-8 Allocable Principal
         Collections:                                                                                      $129,327,122.16

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $129,327,122.16

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-8:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $1,324,250.75

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $130,651,372.91

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $45,000,000.00

    2.   Required Collateral Invested Amount:                                                               $45,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $130,651,372.91

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-8.

    1.   Excess Spread:                                                                                      $6,505,453.09
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                               $99,318.81
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $219,325.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                              $833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $119,182.57
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                         $5,234,293.38


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.4348%
         b.  Prior Monthly Period:                                                                                 7.6095%
         c.  Second Prior Monthly Period:                                                                          7.2404%

    2.   Three Month Average Base Rate:                                                                            7.4282%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4194%
         b.  Prior Monthly Period:                                                                                19.6996%
         c.  Second Prior Monthly Period:                                                                         19.1052%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.7414%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes

Series 2006-1 Certificates
                                                                       Total Investor
                                                  Series Allocations       Interest       Transferors Interest
                                                  ------------------       --------       --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount               1,307,415,788.66  1,000,000,000.00         307,415,788.66
Beginning Adjusted Invested Amount                               N/A  1,000,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                25,471,024.06     19,481,961.50           5,989,062.56
Collections of Principal Receivables                  338,168,642.84    258,654,244.33          79,514,398.51
Defaulted Amount                                        3,462,692.65      2,648,501.48             814,191.17

Ending Invested / Transferor Amounts                1,300,886,820.82  1,000,000,000.00         300,886,820.82

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
Reserve Draw Amount                                             0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.3600%           5.4700%                5.6100%

Monthly Interest Due                                    3,853,988.89        353,270.83             434,775.00         4,642,034.72
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      3,853,988.89        353,270.83             434,775.00         4,642,034.72
Investor Default Amount                                 2,211,498.74        198,637.61             238,365.13         2,648,501.48
Investor Monthly Fees Due                               1,391,666.67        125,000.00             150,000.00         1,666,666.67
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               7,457,154.30        676,908.44             823,140.13         8,957,202.87

Reallocated Investor Finance Charge Collections                                                                      19,425,789.64
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.4124%
Base Rate                                                                                                                  7.4280%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        835,000,000.00     75,000,000.00          90,000,000.00     1,000,000,000.00
Interest Distributions                                  3,853,988.89        353,270.83             434,775.00         4,642,034.72
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     3,853,988.89        353,270.83             434,775.00         4,642,034.72
Ending Certificates Balance                           835,000,000.00     75,000,000.00          90,000,000.00     1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                         $4.62

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                      $4.62

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                         $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                              $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                             $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                             $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                         $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                             $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                    $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                     $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                     $4.71

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                      $4.71

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                          $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                             $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                       $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                             $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                          $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                     $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                 $10,903,361.77

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                   $434,775.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                      $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                   $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                   $10,468,586.77


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                 $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                          $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                         $16,220,534.35

         a.  Class A Monthly Interest:                                                                     $3,853,988.89
         b.  Class A Outstanding Monthly Interest:                                                                 $0.00
         c.  Class A Additional Interest:                                                                          $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                 $2,211,498.74
         e.  Excess Spread:                                                                               $10,155,046.72

    2.   Class B Available Funds:                                                                          $1,456,934.22

         a.  Class B Monthly Interest:                                                                       $353,270.83
         b.  Class B Outstanding Monthly Interest:                                                                 $0.00
         c.  Class B Additional Interest:                                                                          $0.00
         d.  Excess Spread:                                                                                $1,103,663.39

    3.   Collateral Available Funds:                                                                       $1,748,321.07

         a.  Excess Spread:                                                                                $1,748,321.07

    4.   Total Excess Spread:                                                                             $13,007,031.18

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                       76.4868%

    2.   Series 2006-1 Allocable Principal
         Collections:                                                                                    $338,168,642.84

    3.   Principal Allocation Percentage of
         Series 2006-1 Allocable Principal
         Collections:                                                                                    $258,654,244.33

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                     $0.00

    5.   Item 3 minus item 4:                                                                            $258,654,244.33

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-1:                                                                        $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                      $2,648,501.48

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                         $261,302,745.81

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                      $90,000,000.00

    2.   Required Collateral Invested Amount:                                                             $90,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                 $0.00

    4.   Treated as Shared Principal Collections:                                                        $261,302,745.81

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                $0.00

    2.   Excess of Collateral Invested Amount                                                                      $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                                  $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-1.

    1.   Excess Spread:                                                                                   $13,007,031.18
    2.   Excess Finance Charge Collections:                                                                        $0.00
    3.   Applied to fund Class A Required Amount:                                                                  $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                       $0.00
    5.   Applied to fund Class B overdue Interest:                                                                 $0.00
    6.   Applied to fund Class B Required Amount:                                                            $198,637.61
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                               $0.00
    8.   Applied to Collateral Monthly Interest:                                                             $434,775.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                          $1,666,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                    $238,365.13
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                               $0.00
    12.  Deposited to Reserve Account:                                                                             $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                      $10,468,586.77


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                             7.4280%
         b.  Prior Monthly Period:                                                                               7.6026%
         c.  Second Prior Monthly Period:                                                                        7.2184%

    2.   Three Month Average Base Rate:                                                                          7.4163%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                            20.4124%
         b.  Prior Monthly Period:                                                                              19.6932%
         c.  Second Prior Monthly Period:                                                                       19.2539%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                   19.7865%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                              Yes

Series 2006-2 Certificates
                                                                         Total Investor
                                                   Series Allocations       Interest        Transferors Interest
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                  653,707,894.33     500,000,000.00        153,707,894.33
Beginning Adjusted Invested Amount                                N/A     500,000,000.00                   N/A
Floating Allocation Percentage                                    N/A           76.4868%              23.5132%
Principal Allocation Percentage                                   N/A           76.4868%              23.5132%
Collections of Finance Chg. Receivables                 12,735,512.03       9,740,980.75          2,994,531.28
Collections of Principal Receivables                   169,084,321.42     129,327,122.16         39,757,199.26
Defaulted Amount                                         1,731,346.33       1,324,250.74            407,095.59

Ending Invested / Transferor Amounts                   650,443,410.41     500,000,000.00        150,443,410.41

B. Monthly Period Funding Requirements                        Class A            Class B   Collateral Interest               Total
Principal Funding Account                                        0.00               0.00                  0.00                0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00                0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00                0.00
Reserve Account Deposit                                          0.00               0.00                  0.00                0.00
Reserve Draw Amount                                              0.00               0.00                  0.00                0.00
Reserve Account Surplus                                          0.00               0.00                  0.00                0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00                0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006       August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3500%            5.5500%               5.6500%

Monthly Interest Due                                     1,950,520.83         127,187.50            164,791.67        2,242,500.00
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00                0.00
Additional Interest Due                                          0.00               0.00                  0.00                0.00
Total Interest Due                                       1,950,520.83         127,187.50            164,791.67        2,242,500.00
Investor Default Amount                                  1,158,719.40          72,833.79             92,697.55        1,324,250.74
Investor Monthly Fees Due                                  729,166.67          45,833.33             58,333.33          833,333.33
Investor Additional Amounts Due                                  0.00               0.00                  0.00                0.00
Total Due                                                3,838,406.90         245,854.62            315,822.55        4,400,084.07

Reallocated Investor Finance Charge Collections                                                                       9,943,374.69
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.9732%
Base Rate                                                                                                                  7.2431%
Excess Spread Percentage                                                                                                  13.3039%

C. Certificates - Balances and Distributions                  Class A            Class B   Collateral Interest               Total
Beginning Certificates Balance                         437,500,000.00      27,500,000.00         35,000,000.00      500,000,000.00
Interest Distributions                                   1,950,520.83         127,187.50            164,791.67        2,242,500.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00                0.00
Principal Distributions                                          0.00               0.00                  0.00                0.00
Total Distributions                                      1,950,520.83         127,187.50            164,791.67        2,242,500.00
Ending Certificates Balance                            437,500,000.00      27,500,000.00         35,000,000.00      500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                          $4.46

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                       $4.46

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                          $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                               $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                              $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                              $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                          $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                              $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                     $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                      $4.63

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                       $4.63

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                           $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                    $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                              $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                        $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                              $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                           $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                      $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                   $5,708,082.29

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                    $164,791.67

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                       $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                    $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                     $5,543,290.62


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                  $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                           $0.00


J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                           $8,700,452.85

         a.  Class A Monthly Interest:                                                                      $1,950,520.83
         b.  Class A Outstanding Monthly Interest:                                                                  $0.00
         c.  Class A Additional Interest:                                                                           $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                  $1,158,719.40
         e.  Excess Spread:                                                                                 $5,591,212.62

    2.   Class B Available Funds:                                                                             $546,885.61

         a.  Class B Monthly Interest:                                                                        $127,187.50
         b.  Class B Outstanding Monthly Interest:                                                                  $0.00
         c.  Class B Additional Interest:                                                                           $0.00
         d.  Excess Spread:                                                                                   $419,698.11

    3.   Collateral Available Funds:                                                                          $696,036.23

         a.  Excess Spread:                                                                                   $696,036.23

    4.   Total Excess Spread:                                                                               $6,706,946.96

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                        76.4868%

    2.   Series 2006-2 Allocable Principal
         Collections:                                                                                     $169,084,321.42

    3.   Principal Allocation Percentage of
         Series 2006-2 Allocable Principal
         Collections:                                                                                     $129,327,122.16

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                      $0.00

    5.   Item 3 minus item 4:                                                                             $129,327,122.16

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-2:                                                                         $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                       $1,324,250.74

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                          $130,651,372.90

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                       $35,000,000.00

    2.   Required Collateral Invested Amount:                                                              $35,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                         $130,651,372.90

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                 $0.00

    2.   Excess of Collateral Invested Amount                                                                       $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                                   $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-2.

    1.   Excess Spread:                                                                                     $6,706,946.96
    2.   Excess Finance Charge Collections:                                                                         $0.00
    3.   Applied to fund Class A Required Amount:                                                                   $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                        $0.00
    5.   Applied to fund Class B overdue Interest:                                                                  $0.00
    6.   Applied to fund Class B Required Amount:                                                              $72,833.79
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    8.   Applied to Collateral Monthly Interest:                                                              $164,791.67
    9.   Applied to unpaid Monthly Servicing Fee:                                                             $833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $92,697.55
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                $0.00
    12.  Deposited to Reserve Account:                                                                              $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                        $5,543,290.62


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                              7.2431%
         b.  Prior Monthly Period:                                                                                7.7426%
         c.  Second Prior Monthly Period:                                                                         7.3578%

    2.   Three Month Average Base Rate:                                                                           7.4478%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                             20.9732%
         b.  Prior Monthly Period:                                                                               20.2489%
         c.  Second Prior Monthly Period:                                                                        19.9411%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                    20.3877%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                               Yes

Series 2006-3 Certificates
                                                                        Total Investor
                                                  Series Allocations       Interest     Transferors Interest
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                 784,449,473.20    600,000,000.00         184,449,473.20
Beginning Adjusted Invested Amount                               N/A    600,000,000.00                    N/A
Floating Allocation Percentage                                   N/A          76.4868%               23.5132%
Principal Allocation Percentage                                  N/A          76.4868%               23.5132%
Collections of Finance Chg. Receivables                15,282,614.44     11,689,176.90           3,593,437.54
Collections of Principal Receivables                  202,901,185.70    155,192,546.59          47,708,639.11
Defaulted Amount                                        2,077,615.59      1,589,100.89             488,514.70

Ending Invested / Transferor Amounts                  780,532,092.49    600,000,000.00         180,532,092.49

B. Monthly Period Funding Requirements                       Class A           Class B    Collateral Interest                Total
Principal Funding Account                                       0.00              0.00                   0.00                 0.00
Investment Proceeds for Monthly Period                          0.00              0.00                   0.00                 0.00
Reserve Account Opening Balance                                 0.00              0.00                   0.00                 0.00
Reserve Account Deposit                                         0.00              0.00                   0.00                 0.00
 Reserve Draw Amount                                            0.00              0.00                   0.00                 0.00
Reserve Account Surplus                                         0.00              0.00                   0.00                 0.00
Reserve Account Closing Balance                                 0.00              0.00                   0.00                 0.00

LIBOR Determination Date                             August 11, 2006   August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                  5.3500%           5.4500%                5.6100%

Monthly Interest Due                                    2,308,079.17        211,187.50             260,865.00         2,780,131.67
Outstanding Monthly Interest Due                                0.00              0.00                   0.00                 0.00
Additional Interest Due                                         0.00              0.00                   0.00                 0.00
Total Interest Due                                      2,308,079.17        211,187.50             260,865.00         2,780,131.67
Investor Default Amount                                 1,326,899.24        119,182.57             143,019.08         1,589,100.89
Investor Monthly Fees Due                                 835,000.00         75,000.00              90,000.00         1,000,000.00
Investor Additional Amounts Due                                 0.00              0.00                   0.00                 0.00
Total Due                                               4,469,978.41        405,370.07             493,884.08         5,369,232.56

Reallocated Investor Finance Charge Collections                                                                      11,650,384.62
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.4020%
Base Rate                                                                                                                  7.4180%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                 Class A           Class B    Collateral Interest                Total
Beginning Certificates Balance                        501,000,000.00     45,000,000.00          54,000,000.00       600,000,000.00
Interest Distributions                                  2,308,079.17        211,187.50             260,865.00         2,780,131.67
Principal Deposits - Prin. Funding Account                      0.00              0.00                   0.00                 0.00
Principal Distributions                                         0.00              0.00                   0.00                 0.00
Total Distributions                                     2,308,079.17        211,187.50             260,865.00         2,780,131.67
Ending Certificates Balance                           501,000,000.00     45,000,000.00          54,000,000.00       600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.61

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.61

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.69

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.69

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                    $6,542,017.07

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $260,865.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                      $6,281,152.07


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                            $9,728,071.16

         a.  Class A Monthly Interest:                                                                       $2,308,079.17
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $1,326,899.24
         e.  Excess Spread:                                                                                  $6,093,092.75

    2.   Class B Available Funds:                                                                              $873,778.85

         a.  Class B Monthly Interest:                                                                         $211,187.50
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                    $662,591.35

    3.   Collateral Available Funds:                                                                         $1,048,534.62

         a.  Excess Spread:                                                                                  $1,048,534.62

    4.   Total Excess Spread:                                                                                $7,804,218.72

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2006-3 Allocable Principal
         Collections:                                                                                      $202,901,185.70

    3.   Principal Allocation Percentage of
         Series 2006-3 Allocable Principal
         Collections:                                                                                      $155,192,546.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $155,192,546.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-3:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $1,589,100.89

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $156,781,647.48

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $54,000,000.00

    2.   Required Collateral Invested Amount:                                                               $54,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $156,781,647.48

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-3.

    1.   Excess Spread:                                                                                      $7,804,218.72
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                              $119,182.57
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $260,865.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $143,019.08
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                         $6,281,152.07


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.4180%
         b.  Prior Monthly Period:                                                                                     N/A
         c.  Second Prior Monthly Period:                                                                              N/A

    2.   Three Month Average Base Rate:                                                                                N/A

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4020%
         b.  Prior Monthly Period:                                                                                     N/A
         c.  Second Prior Monthly Period:                                                                              N/A

    4.  Three Month Average Series Adjusted Portfolio Yield:                                                           N/A

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                N/A

Series 2006-A Certificates
                                                                            Total Investor
                                                   Series Allocations          Interest            Interest
                                                   ------------------          --------            --------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                  915,191,052.06     700,000,000.00       215,191,052.06
Beginning Adjusted Invested Amount                                N/A     700,000,000.00                  N/A
Floating Allocation Percentage                                    N/A           76.4868%             23.5132%
Principal Allocation Percentage                                   N/A           76.4868%             23.5132%
Collections of Finance Chg. Receivables                 17,829,716.84      13,637,373.05         4,192,343.79
Collections of Principal Receivables                   236,718,049.99     181,057,971.03        55,660,078.96
Defaulted Amount                                         2,423,884.86       1,853,951.04           569,933.82

Ending Invested / Transferor Amounts                   910,620,774.58     700,000,000.00       210,620,774.58

B. Monthly Period Funding Requirements                        Class A            Class B   Collateral Interest                Total
Principal Funding Account                                        0.00               0.00                 0.00                 0.00
Investment Proceeds for Monthly Period                           0.00               0.00                 0.00                 0.00
Reserve Account Opening Balance                                  0.00               0.00                 0.00                 0.00
Reserve Account Deposit                                          0.00               0.00                 0.00                 0.00
Reserve Draw Amount                                              0.00               0.00                 0.00                 0.00
Reserve Account Surplus                                          0.00               0.00                 0.00                 0.00
Reserve Account Closing Balance                                  0.00               0.00                 0.00                 0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006      August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3200%            5.4400%              5.5600%
Monthly Interest Due                                     2,677,659.44         245,933.33           301,630.00         3,225,222.77

Outstanding Monthly Interest Due                                 0.00               0.00                 0.00                 0.00
Additional Interest Due                                          0.00               0.00                 0.00                 0.00
Total Interest Due                                       2,677,659.44         245,933.33           301,630.00         3,225,222.77
Investor Default Amount                                  1,548,049.12         139,046.33           166,855.59         1,853,951.04
Investor Monthly Fees Due                                  974,166.67          87,500.00           105,000.00         1,166,666.67
Investor Additional Amounts Due                                  0.00               0.00                 0.00                 0.00
Total Due                                                5,199,875.23         472,479.66           573,485.59         6,245,840.48

Reallocated Investor Finance Charge Collections                                                                      13,573,851.22
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           20.3703%
Base Rate                                                                                                                  7.3873%
Excess Spread Percentage                                                                                                  12.5623%

C. Certificates - Balances and Distributions                  Class A            Class B  Collateral Interest                Total
Beginning Certificates Balance                         584,500,000.00      52,500,000.00        63,000,000.00       700,000,000.00
Interest Distributions                                   2,677,659.44         245,933.33           301,630.00         3,225,222.77
Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00                 0.00
Principal Distributions                                          0.00               0.00                 0.00                 0.00
Total Distributions                                      2,677,659.44         245,933.33           301,630.00         3,225,222.77
Ending Certificates Balance                            584,500,000.00      52,500,000.00        63,000,000.00       700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                         $4.58

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                      $4.58

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                         $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                              $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                             $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                             $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                         $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                             $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                    $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                     $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                     $4.68

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                      $4.68

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                          $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                   $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                             $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                       $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                             $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                          $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                     $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                  $7,629,640.74

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                   $301,630.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                      $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                   $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                    $7,328,010.74


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                 $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                          $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                         $11,334,165.77

         a.  Class A Monthly Interest:                                                                     $2,677,659.44
         b.  Class A Outstanding Monthly Interest:                                                                 $0.00
         c.  Class A Additional Interest:                                                                          $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                 $1,548,049.12
         e.  Excess Spread:                                                                                $7,108,457.21

    2.   Class B Available Funds:                                                                          $1,018,038.84

         a.  Class B Monthly Interest:                                                                       $245,933.33
         b.  Class B Outstanding Monthly Interest:                                                                 $0.00
         c.  Class B Additional Interest:                                                                          $0.00
         d.  Excess Spread:                                                                                  $772,105.51

    3.   Collateral Available Funds:                                                                       $1,221,646.61

         a.  Excess Spread:                                                                                $1,221,646.61

    4.   Total Excess Spread:                                                                              $9,102,209.33

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                       76.4868%

    2.   Series 2006-A Allocable Principal
         Collections:                                                                                    $236,718,049.99

    3.   Principal Allocation Percentage of
         Series 2006-A Allocable Principal
         Collections:                                                                                    $181,057,971.03

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                     $0.00

    5.   Item 3 minus item 4:                                                                            $181,057,971.03

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-A:                                                                        $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                      $1,853,951.04

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                         $182,911,922.07

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                      $63,000,000.00

    2.   Required Collateral Invested Amount:                                                             $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                 $0.00

    4.   Treated as Shared Principal Collections:                                                        $182,911,922.07

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                $0.00

    2.   Excess of Collateral Invested Amount                                                                      $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                                  $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-A.

    1.   Excess Spread:                                                                                    $9,102,209.33
    2.   Excess Finance Charge Collections:                                                                        $0.00
    3.   Applied to fund Class A Required Amount:                                                                  $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                       $0.00
    5.   Applied to fund Class B overdue Interest:                                                                 $0.00
    6.   Applied to fund Class B Required Amount:                                                            $139,046.33
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                               $0.00
    8.   Applied to Collateral Monthly Interest:                                                             $301,630.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                          $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                    $166,855.59
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                               $0.00
    12.  Deposited to Reserve Account:                                                                             $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                       $7,328,010.74


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                             7.3873%
         b.  Prior Monthly Period:                                                                               7.5619%
         c.  Second Prior Monthly Period:                                                                        7.1929%

    2.   Three Month Average Base Rate:                                                                          7.3807%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                            20.3703%
         b.  Prior Monthly Period:                                                                              19.6551%
         c.  Second Prior Monthly Period:                                                                       19.0561%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                   19.6938%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                              Yes

Series 2006-B Certificates
                                                                         Total Investor
                                                   Series Allocations         Interest     Transferors Interest
                                                   ------------------         --------     --------------------
A. Investor/Transferor Allocations
Beginning Invested /Transferor Amount                  915,191,052.06     700,000,000.00         215,191,052.06
Beginning Adjusted Invested Amount                                N/A     700,000,000.00                    N/A
Floating Allocation Percentage                                    N/A           76.4868%               23.5132%
Principal Allocation Percentage                                   N/A           76.4868%               23.5132%
Collections of Finance Chg. Receivables                 17,829,716.84      13,637,373.05           4,192,343.79
Collections of Principal Receivables                   236,718,049.99     181,057,971.03          55,660,078.96
Defaulted Amount                                         2,423,884.86       1,853,951.04             569,933.82

Ending Invested / Transferor Amounts                   910,620,774.58     700,000,000.00         210,620,774.58

B. Monthly Period Funding Requirements                        Class A            Class B    Collateral Interest             Total
Principal Funding Account                                        0.00               0.00                   0.00              0.00
Investment Proceeds for Monthly Period                           0.00               0.00                   0.00              0.00
Reserve Account Opening Balance                                  0.00               0.00                   0.00              0.00
Reserve Account Deposit                                          0.00               0.00                   0.00              0.00
Reserve Draw Amount                                              0.00               0.00                   0.00              0.00
Reserve Account Surplus                                          0.00               0.00                   0.00              0.00
Reserve Account Closing Balance                                  0.00               0.00                   0.00              0.00

LIBOR Determination Date                              August 11, 2006    August 11, 2006        August 11, 2006
Coupon August 15, 2006 - September 14, 2006                   5.3700%            5.4800%                5.6200%

Monthly Interest Due                                     2,702,825.42         247,741.67             304,885.00      3,255,452.09
Outstanding Monthly Interest Due                                 0.00               0.00                   0.00              0.00
Additional Interest Due                                          0.00               0.00                   0.00              0.00
Total Interest Due                                       2,702,825.42         247,741.67             304,885.00      3,255,452.09
Investor Default Amount                                  1,548,049.12         139,046.33             166,855.59      1,853,951.04
Investor Monthly Fees Due                                  974,166.67          87,500.00             105,000.00      1,166,666.67
Investor Additional Amounts Due                                  0.00               0.00                   0.00              0.00
Total Due                                                5,225,041.21         474,288.00             576,740.59      6,276,069.80

Reallocated Investor Finance Charge Collections                                                                     13,604,080.54
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          20.4228%
Base Rate                                                                                                                 7.4381%
Excess Spread Percentage                                                                                                 12.5623%

C. Certificates - Balances and Distributions                  Class A            Class B    Collateral Interest             Total
Beginning Certificates Balance                         584,500,000.00      52,500,000.00          63,000,000.00    700,000,000.00
Interest Distributions                                   2,702,825.42         247,741.67             304,885.00      3,255,452.09
Principal Deposits - Prin. Funding Account                       0.00               0.00                   0.00              0.00
Principal Distributions                                          0.00               0.00                   0.00              0.00
Total Distributions                                      2,702,825.42         247,741.67             304,885.00      3,255,452.09
Ending Certificates Balance                            584,500,000.00      52,500,000.00          63,000,000.00    700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                                           $4.62

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                                        $4.62

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                                           $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                                                $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                                       $4.72

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                                        $4.72

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                                    $7,632,895.74

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                                     $304,885.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                                      $7,328,010.74


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                                           $11,359,407.25

         a.  Class A Monthly Interest:                                                                       $2,702,825.42
         b.  Class A Outstanding Monthly Interest:                                                                   $0.00
         c.  Class A Additional Interest:                                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                                   $1,548,049.12
         e.  Excess Spread:                                                                                  $7,108,532.71

    2.   Class B Available Funds:                                                                            $1,020,306.04

         a.  Class B Monthly Interest:                                                                         $247,741.67
         b.  Class B Outstanding Monthly Interest:                                                                   $0.00
         c.  Class B Additional Interest:                                                                            $0.00
         d.  Excess Spread:                                                                                    $772,564.37

    3.   Collateral Available Funds:                                                                         $1,224,367.25

         a.  Excess Spread:                                                                                  $1,224,367.25

    4.   Total Excess Spread:                                                                                $9,105,464.33

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                                         76.4868%

    2.   Series 2006-B Allocable Principal
         Collections:                                                                                      $236,718,049.99

    3.   Principal Allocation Percentage of
         Series 2006-B Allocable Principal
         Collections:                                                                                      $181,057,971.03

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                                       $0.00

    5.   Item 3 minus item 4:                                                                              $181,057,971.03

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-B:                                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                                        $1,853,951.04

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                                           $182,911,922.07

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                                        $63,000,000.00

    2.   Required Collateral Invested Amount:                                                               $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                          $182,911,922.07

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-B.

    1.   Excess Spread:                                                                                      $9,105,464.33
    2.   Excess Finance Charge Collections:                                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                                              $139,046.33
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                                               $304,885.00
    9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                                      $166,855.59
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                                 $0.00
    12.  Deposited to Reserve Account:                                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                                         $7,328,010.74


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                                               7.4381%
         b.  Prior Monthly Period:                                                                                 7.6127%
         c.  Second Prior Monthly Period:                                                                          7.2437%

    2.   Three Month Average Base Rate:                                                                            7.4315%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                                              20.4228%
         b.  Prior Monthly Period:                                                                                19.7027%
         c.  Second Prior Monthly Period:                                                                         19.1086%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.7447%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                                Yes